Registration No. 33-35779 and 811-06135

      As filed with the Securities and Exchange Commission on December 14, 2007

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X

                  Pre-Effective Amendment No.

                  Post-Effective Amendment No.  26                         X
                                              -------
                                     and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X

                  Amendment No.  28                                        X
                               ------

                       TEMPLETON INSTITUTIONAL FUNDS, INC.
                      -------------------------------------
               (Exact Name of Registrant as Specified in Charter)


             500 E. BROWARD BOULEVARD, FORT LAUDERDALE, FLORIDA 33394
            ----------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (954) 527-7500
                                -----------------
              (Registrant's Telephone Number, Including Area Code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box):

   [ ]    immediately upon filing pursuant to paragraph (b) of Rule 485

   [ ]    on (date) pursuant to paragraph (b) of Rule 485

   [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485

   [ ]    on (date) pursuant to paragraph (a)(1) of Rule 485

   [X]    75 days after filing pursuant to paragraph (a)(2) of Rule 485

   [ ]    on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


This Amendment to the registration statement on Form N-1A which became effective on May 1, 2007 (the "Registration Statement") is being filed pursuant to Rule 485a under the Securities and Exchange Act of 1933, as amended to supplement the Registration Statement with a separate prospectus and statement of addition information ("SAI") and related exhibits, describing an additional series. This Amendment relates only to the prospectus and SAI and exhibits included in this Amendment and does not otherwise delete, amend, or supersede any information contained in the Registration Statement. As stated on the Facing Page, this Amendment also updates the Investment Company Act of 1940 registration.



                                     PART A
                                   PROSPECTUS



[MARCH 1, 2008]

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus

TEMPLETON INSTITUTIONAL
FUNDS, INC.

GLOBAL EQUITY SERIES

[Insert Franklin Templeton Institutional logo]







CONTENTS

THE FUND

[BEGIN CALLOUT]
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

[#] Goal and Strategies

[#] Main Risk

[#] Performance

[#] Fees and Expenses

[#] Management

[#] Distributions and Taxes

YOUR ACCOUNT

[BEGIN CALLOUT]
INFORMATION ABOUT QUALIFIED INVESTORS, ACCOUNT TRANSACTIONS AND SERVICES [End callout]

[#] Qualified Investors

[#] Buying Shares

[#] Investor Services

[#] Selling Shares

[#] Exchanging Shares

[#] Account Policies

[#] Questions

FOR MORE INFORMATION

[BEGIN CALLOUT]
WHERE TO LEARN MORE ABOUT THE FUND
[End callout]

         Back Cover





GOAL AND STRATEGIES

GOAL

The Fund's investment goal is long-term capital growth.

MAIN INVESTMENT STRATEGIES

The Fund invests in the equity securities of companies located anywhere in the world, including emerging markets. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities. Shareholders will be given at least 60 days' advance notice of any change to the 80% policy.

[Begin callout]
The Fund invests primarily in a globally diversified portfolio of equity securities.
[End callout]

An equity security, or stock, represents a proportionate share of the ownership of a company. Its value is based on the success of the company's business, any income paid to stockholders, the value of the company's assets and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances.

The Fund may invest a portion of its assets in smaller companies. The Fund considers smaller company stocks to be generally those with market capitalizations of less than $4 billion. The Fund also invests in American, European and Global Depositary Receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. The Fund, from time to time, may have significant investments in one or more countries or in particular sectors, such as financial institutions or industrial companies.

The Fund may use certain derivative strategies seeking to protect its assets, implement a cash or tax management strategy or enhance its returns. The Fund may invest up to 5% of its total assets in swap agreements, put and call options and collars.

When choosing equity investments for this Fund, the manager applies a "bottom-up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The manager also considers a company's price/earnings ratio, profit margins and liquidation value.

In selecting securities for the Fund, the manager attempts to identify those companies that offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including currency movements, are favorable to capital growth.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include money market securities, short-term and medium-term U.S. and foreign government securities, bank obligations and repurchase agreements. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

MAIN RISKS

STOCKS

Although this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. The Fund should be thought of as a long-term investment for the aggressive portion of a well-diversified portfolio. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

[Begin callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.
[End callout]

FOREIGN SECURITIES

Investing in foreign securities, including securities of foreign governments and depositary receipts, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

CURRENCY EXCHANGE RATES. Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

POLITICAL AND ECONOMIC DEVELOPMENTS. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund's investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund's investments.

TRADING PRACTICES. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

AVAILABILITY OF INFORMATION. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

LIMITED MARKETS. Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

EMERGING MARKETS. The risks of foreign investments typically are greater in less developed countries, sometimes referred to as emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

DERIVATIVE SECURITIES

The performance of derivative investments depends on the value of an underlying asset to be purchased or sold. The Fund's investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, their success will depend on the manager's ability to predict market movements. Risks included delivery failure, default by other party or the inability to close out a position because the trading market becomes liquid.

SMALLER COMPANIES

While smaller companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.

In addition, smaller companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

COUNTRY, SECTOR OR INDUSTRY FOCUS

To the extent the Fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the Fund will face a greater risk of loss due to factors affecting a single country, sector or industry than if the Fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's SAI. Portfolio holdings information can be viewed online at franklintempletoninstitutional.com.

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]


PERFORMANCE

Because the Fund is new, it has no performance history.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases                 None
Redemption fee on shares sold within 7 calendar
days following their purchase date(1)                            2.00%

ANNUAL FUND OPERATING EXPENSES             (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------
Management fees(2)                                               0.70%
Other expenses (including administration fees                    0.48%
Total annual Fund operating expenses(2)                          1.18%
                                                             ----------------
Management and administration fee reduction and
 expense limitation (3)                                         -0.37%
                                                             ----------------
Net annul Fund operating expenses                                0.81%
                                                             ----------------

1. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.

2. The management fees shown are based on the Fund's maximum contractual amount. Other expenses are estimated.

3. The investment manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund (other than certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations)so that total annual Fund operating expenses do not exceed 0.81%. After April 30, 2009, the manager and administrator may end this arrangement at any time upon notice to the Fund's board of directors.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year;
o The Fund's operating expenses remain the same; and
o You sell your shares at the end of the periods showFn.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR                      3 YEARS
--------------------------- -----------------------
$[#]                        $[#]



MANAGEMENT

Templeton Investment Counsel, LLC (Investment Counsel), 500 East Broward Blvd., Fort Lauderdale, Florida 33394, is the Fund's investment manager. Together, Investment Counsel and its affiliates manage [$647] billion in assets.

The Fund is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers of the team are as follows:

NEIL DEVLIN PORTFOLIO MANAGER OF INVESTMENT COUNSEL
Mr. Devlin has been a manager of the Fund since its inception. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in ____.

The following individuals have secondary portfolio management responsibilities:

GARY P. MOTYL CFA(R)(1) PRESIDENT OF INVESTMENT COUNSEL
Mr. Motyl has been a manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1981.

ANTONIO T.DOCAL CFA(R)(1)  SENIOR VICE PRESIDENT OF INVESTMENT COUNSEL
Mr. Docal has been a manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2001.

PETER NORI CFA(R)(1)  Executive Vice President of Investment Counsel
Mr. Nori has been a manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1987.

1. CFA(R) and Chartered Financial Analyst(R) are trademarks owned by CFA Institute.

The Fund's SAI provides additional information about the portfolio managers' compensation and other accounts that they manage.

The Fund pays Investment Counsel a fee for managing the Fund's assets. The fee is equal to an annual rate of:

o 0.70%, up to and including $1 billion;
o 0.68%, over $1 billion, up to and including $5 billion;
o 0.66%, over $5 billion, up to and including $10 billion;
o 0.64%, over $10 billion, up to and including $15 billion;
o 0.62%, over $15 billion, up to and including $20 billion;
o 0.60%, over $20 billion.

On August 2, 2004, Franklin Resources, Inc. announced that Franklin Advisers, Inc. (Advisers) (investment manager to many of the Fund within Franklin Templeton Investments, and an affiliate of the investment manager to the other funds) reached a settlement with the Securities and Exchange Commission (SEC) that resolved the issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investments funds. Under the terms of the settlement and the SEC's administrative order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. Such a distribution plan has been prepared and submitted to the SEC for approval. On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC's findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country. Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the Judicial Panel) ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled "In re Mutual Funds Investment Litigation" (the MDL). The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. (Distributors) (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the Fund a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. The SEC approved the independent distribution consultant's proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan was completed in September 2006, in accordance with the terms and conditions of the SEC's order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of federal securities and state laws relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on Franklin Resources, Inc.'s website at franklintempleton.com under "Statement on Current Industry Issues."


DISTRIBUTIONS AND TAXES


[TO BE UPDATED]


YOUR ACCOUNT

QUALIFIED INVESTORS

The following investors may qualify to buy shares of the Fund.

o Current and former officers, trustees, directors, full-time employees (and their family members) of both Franklin Templeton Investments and Franklin Templeton Funds, consistent with our then-current policies. Minimum initial investment: $100 ($50 for accounts with an automatic investment plan).

[Begin callout]
FRANKLIN TEMPLETON FUNDS include all of the U.S. registered mutual funds of Franklin Templeton Investments and the Franklin Mutual Recovery Fund. They do not include the Fund in the Franklin Templeton Variable Insurance Products Trust.
[End callout]

o Assets held in accounts managed by a subsidiary of Franklin  Resources,  Inc.:
  (1) under an advisory agreement (including sub-advisory agreements);  and/or
  (2) as trustee of an inter vivos or testamentary trust.

o Governments, municipalities, and   tax-exempt   entities  that  meet  the
  requirements for qualification under section 501 of the Internal Revenue Code. Minimum initial investment: $1 million.

o Assets held in accounts managed by a state or federally regulated trust company or bank (Trust Company) either as discretionary trustee of an inter vivos or testamentary trust or as manager under an advisory agreement (including sub-advisory) or other agreement that grants the Trust Company investment discretion over those assets (Trust Company Managed Assets) if
  (i) the aggregate value of Trust Company Managed Assets invested in Franklin Templeton funds at the time of purchase equals at least $1 million; and (ii) the purchased shares are registered directly to the Trust Company in its corporate capacity (not as trustee of an individual trust) and held solely as Trust Company Managed Assets.

o An Employer Sponsored Retirement Plan (Plan) with Plan assets of $1 million or more that is not an Existing DCS Plan. An "Employer Sponsored Retirement Plan" includes (a) an employer sponsored pension or profit sharing plan that qualifies (Qualified Plan) under section 401(a) of the Internal Revenue Code (Code), including Code section 401(k), money purchase pension, profit sharing and defined benefit plans; (b) an ERISA covered 403(b); and
  (c) certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs. An "Existing DCS Plan" is an Employer Sponsored Retirement Plan that has contracted on or before May 1, 2006 for participant level recordkeeping with an affiliate of Distributors (the Recordkeeping Affiliate) or with the entity identified in the Recordkeeping Affiliate's small business plan promotional materials. An Existing DCS Plan will become eligible to purchase Advisor Class shares on May 1, 2007.

o An individual or entity associated with a current customer of Franklin Templeton Institutional, LLC (FTI, LLC) or Franklin Templeton Portfolio Advisors, Inc. (FTPA) if approved by FTI, LLC or FTPA in consultation with its customer.

Certain Franklin Templeton funds offer multiple share classes not offered by the Fund. Please note that for selling or exchanging your shares, or for other purposes, the Fund shares are considered Advisor Class shares.

ACCOUNT APPLICATION

If you are opening a new account, please complete and sign an Institutional Account Application. Institutional applications can be obtained by calling Institutional Services at 1-800/321-8563. We do not accept cash, credit card convenience checks, non-bank money orders or travelers checks as forms of payment to purchase shares.

BUYING SHARES


BUYING SHARES
---------------------------------- -------------------------------------- -------------------------------------------
                                   OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
---------------------------------- -------------------------------------- -------------------------------------------
THROUGH YOUR INVESTMENT
REPRESENTATIVE                     Contact your investment                Contact your investment representative
                                   representative
---------------------------------- -------------------------------------- -------------------------------------------
                                   Make your check, Federal Reserve       Make your check, Federal Reserve Draft or
                                   Draft or negotiable bank draft         negotiable bank draft payable to the
BY MAIL                            payable to the Fund.                   Fund. Include your account number on the
                                                                          check or draft.
                                   Mail the check, Federal Reserve
                                   Draft or negotiable bank draft and     Fill out the deposit slip from your
                                   your signed Institutional Account      account statement. If you do not have a
                                   Application to Institutional           slip, include a note with your  name, the
                                   Services.                              Fund name, and your account number.

                                                                          Mail the check, Federal Reserve Draft
                                                                          or negotiable bank draft and deposit
                                                                          slip or note toInstitutional Services.
---------------------------------- -------------------------------------- -------------------------------------------
                                   Call to receive a wire control         Call to receive a wire control number and
                                   number and wire instructions.          wire instructions.

BY  WIRE                           Wire the funds and mail your signed    To make a same day wire investment, the
                                   Institutional Account Application to   wired funds must be received and accepted
1-800/321-8563                     Institutional Services. Please         by us by 1:00 p.m. Pacific time or the
                                   include the wire control number or     close of the New York Stock Exchange,
(or 1-650/312-3600 collect)        your new account number on the         whichever is earlier.
                                   application.

                                   To make a same day wire investment, the wired
                                   funds must be received and accepted by us by
                                   1:00 p.m. Pacific time or the close of the
                                   New York Stock Exchange, whichever is
                                   earlier.
---------------------------------- -------------------------------------- -------------------------------------------
                                   Call Institutional Services at         Call Institutional Services at
                                   1-800/321-8563, or send signed         1-800/321-8563, or send signed written
BY EXCHANGE                        written instructions.                  instructions.


                                   (Please see page [#] for information    (Please see page [#] for information on
                                   on exchanges.)                         exchanges.)
---------------------------------- -------------------------------------- -------------------------------------------

                    FRANKLIN TEMPLETON INSTITUTIONAL SERVICES
                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                         CALL TOLL-FREE: 1-800/321-8563
          (MONDAY THROUGH FRIDAY 6:00 A.M. TO 4:00 P.M., PACIFIC TIME)

Orders mailed to Distributors by dealers or individual investors do not require advance notice. Checks or negotiable bank drafts must be in U.S. currency drawn on a commercial bank in the U.S. and, if over $100,000, may not be deemed to have been received until the proceeds have been collected, unless the check is certified or issued by such bank. Any purchase order may be rejected by Distributors or by Templeton Institutional Funds, Inc. (Company).

Shares of the Fund may be purchased with securities, if approved in advance by the Company. Securities used to purchase Fund shares must be appropriate investments for that fund, consistent with its investment objective, policies and limitations, as determined by the Company, and must have readily available market quotations. The securities will be valued in accordance with the Company's policy for calculating NAV, determined as of the close of the day on which the securities are received by the Company in salable form. A prospective shareholder will receive shares of the applicable Fund next computed after such receipt. To obtain the approval of the Company for an in-kind purchase, call Institutional Services. Investors who are affiliated persons of the Company (as defined in the Investment Company Act of 1940, as amended) may not purchase shares in this manner absent SEC approval.

INVESTOR SERVICES

AUTOMATED TELEPHONE SYSTEM

Our automated system offers around-the-clock access to information about your account or any Franklin Templeton fund. This service is available by dialing any of the following numbers from a touch-tone phone:

Shareholder Services                1-800/632-2301
Advisor Services                    1-800/524-4040
Retirement Services                 1-800/527-2020

DISTRIBUTION OPTIONS

You may reinvest distributions you receive from the Fund in an existing account in the same share class of the Fund or in Advisor Class or Class A shares of another Franklin Templeton fund. To reinvest your distributions in Advisor Class shares of another Franklin Templeton fund, you must be a current shareholder in Advisor Class or otherwise qualify to buy that fund's Advisor Class shares. For distributions reinvested in Class A shares of another Franklin Templeton fund, initial sales charges and contingent deferred sales charge (CDSC) will not apply to reinvested distributions. You also can have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

If you received a distribution and chose to return it to purchase additional shares in Class A shares of another Franklin Templeton fund, you will not be charged an initial sales charge if you invest the distribution within 90 days of the distribution date.

[Begin callout]
For retirement plans for which Franklin Templeton Bank & Trust is the trustee or custodian, special forms may be needed to receive distributions in cash. Please call 1-800/527-2020 for information.
[End callout]

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the Fund.

TELEPHONE PRIVILEGES

You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allows the Fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. Certain methods of contacting us (such as by phone) may be unavailable or delayed during periods of unusual market activity. OF COURSE, YOU CAN DECLINE TELEPHONE EXCHANGE OR REDEMPTION PRIVILEGES ON YOUR ACCOUNT APPLICATION. IF YOU HAVE TELEPHONE PRIVILEGES ON YOUR ACCOUNT AND WANT TO DISCONTINUE THEM, PLEASE CONTACT US FOR INSTRUCTIONS. You may reinstate these privileges at any time in writing.

The telephone transaction options available to retirement plans are limited to those that are provided under the plan.

SELLING SHARES

You can sell your shares at any time. The Fund reserves the right to modify this policy at any time.

SELLING SHARES IN WRITING

Generally, requests to sell $100,000 or less can be made over the phone or with a simple letter. If you have completed and returned the Institutional Telephone Privileges Agreement, amounts over $100,000 may also be redeemed. Sometimes, however, to protect you and the Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

o you are selling more than $100,000 worth of shares

o you want your proceeds paid to someone who is not a registered owner

o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Fund against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES

If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days or more.

REDEMPTION PROCEEDS

Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency.

RETIREMENT PLANS

You may need to complete additional forms to sell shares in a Franklin Templeton Bank & Trust retirement plan. For participants under age 59 1/2, tax penalties may apply. Call Retirement Services at 1-800/527-2020 for details.

SELLING SHARES
-------------------------------------------------------------------------------
                                TO SELL SOME OR ALL OF YOUR SHARES
-------------------------------------------------------------------------------
THROUGH YOUR INVESTMENT
REPRESENTATIVE                  Contact your investment representative
-------------------------------------------------------------------------------
                                Send written instructions and endorsed share
BY MAIL                         certificates (if you hold share certificates) to
                                Institutional Services. Corporate, partnership or trust accounts may need to send additional documents.

                                Specify the Fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                                A check will be mailed to the name(s) and
                                address on the account, or otherwise according
                                to your written instructions.
-------------------------------------------------------------------------------
                                As long as your transaction is for $100,000 or
BY PHONE                        less, you do not hold share certificates and
                                you have not changed your address by phone
1-800/321-8563                  within the last 15 days, you can sell your
                                shares by phone.

(Only available if you have
completed and sent the          A check will be mailed to the name(s) and
Institutional Telephone         address on the account, or a pre-authorized
Privileges Agreement)           secondary address. Written instructions, with a
                                signature guarantee, are required to send the
                                check to another address or to make it  payable
                                to another person.
-------------------------------------------------------------------------------
                                You can call or write to have redemption
                                proceeds sent to a bank account. See the
BY ELECTRONIC FUNDS             policies at left for selling shares by mail or
TRANSFER (ACH)                  phone.

                                Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip. If the bank and Fund accounts do not have at least one common owner, you must provide written instructions signed by ALL fund AND bank account owners, and each individual must have his or her signature guaranteed.

                                If we receive your request in proper form by
                                1:00 p.m. Pacific time, proceeds sent by ACH
                                generally will be available within two to three
                                business days.
-------------------------------------------------------------------------------
                                Obtain a current prospectus for the fund you
                                are considering.Prospectuses are available
BY EXCHANGE                     online at franklintempletoninstitutional.com.

                                Call Institutional Services at 1-800/321-8563 or send signed written instructions. See the policies at left for selling shares by mail or phone.

                                If you hold share certificates, you will need to return them to the Fund before your exchange can be processed.
-------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON INSTITUTIONAL SERVICES
                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                         CALL TOLL-FREE: 1-800/321-8563
          (MONDAY THROUGH FRIDAY 6:00 A.M. TO 4:00 P.M., PACIFIC TIME)

EXCHANGING SHARES

EXCHANGE PRIVILEGE

You can exchange shares between most Franklin Templeton funds within the same class and between Funds in Templeton Institutional Funds, Inc. You also may exchange your Advisor Class shares for Class A shares of a fund that does not currently offer an Advisor Class (without any sales charge)* or for Class Z shares of Franklin Mutual Series Fund Inc.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

*If you exchange into Class A shares and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class A shares for Advisor Class shares if you are a current shareholder in Advisor Class or you otherwise qualify to buy the fund's Advisor Class shares.

REJECTED EXCHANGES. If the Fund rejects an exchange request involving the sale of Fund shares, the rejected exchange request will also mean rejection of the request to purchase shares of another fund with the proceeds of the sale. Of course, you may generally redeem shares of the Fund at any time.

EXCHANGES THROUGH FINANCIAL INTERMEDIARIES. If you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS-recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains a master account (an Omnibus Account) with the Fund for trading on behalf of its customers, different exchange and/or transfer limit guidelines and restrictions may apply. The financial intermediary through whom you are investing may choose to adopt different trading restrictions designed to discourage short-term or excessive trading. Consult with your financial intermediary (or, in the case of a 401(k) retirement plan, your plan sponsor) to determine what trading restrictions, including exchange/transfer limitations, may be applicable to you.

FUND EXCHANGE PRIVILEGE CHANGES/WAIVER. The Fund may terminate or modify (temporarily or permanently) this exchange privilege in the future. You will receive 60 days' notice of any material changes, unless otherwise provided by law.

OTHER FUNDS' EXCHANGE PRIVILEGES. If there is a conflict between the exchange privileges of two funds involved in an exchange transaction, the stricter policy will apply to the transaction. Other Franklin Templeton funds may have different exchange restrictions. Check the Fund's prospectus for details.

MARKET TIMING TRADING POLICY

The Fund's board of directors has adopted the following policies and procedures with respect to market timing (Market Timing Trading Policy).

MARKET TIMING GENERALLY. The Fund discourages and does not intend to accommodate short-term or frequent purchases and redemptions of Fund shares, often referred to as "market timing." It intends to seek to restrict or reject such trading or take other action, as described below, if in the judgment of the Fund's manager or transfer agent such trading may interfere with the efficient management of the Fund's portfolio, may materially increase the Fund's transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders.

MARKET TIMING CONSEQUENCES. If information regarding your trading activity in this Fund or in any other Franklin Templeton fund or non-Franklin Templeton fund is brought to the attention of the Fund's manager or transfer agent and based on that information the Fund or its manager or transfer agent in its sole discretion concludes that your trading may be detrimental to the Fund as described in this Market Timing Trading Policy, the Fund may temporarily or permanently bar your future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which you may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund).

In considering an investor's trading activity, the Fund may consider, among other factors, the investor's trading history both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership (see, for example, "Investment by asset allocators" in the Statement of Additional Information).

MARKET TIMING THROUGH FINANCIAL INTERMEDIARIES. You are an investor subject to this Market Timing Trading Policy whether you are a direct shareholder of the Fund or you are investing indirectly in the Fund through a financial intermediary (such as a broker-dealer, a bank, trust company, an insurance company separate account, an investment advisor, or an administrator or trustee of an IRS-recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan) that maintains an Omnibus Account with the Fund for trading on behalf of its customers.

While the Fund will encourage financial intermediaries to apply the Fund's Market Timing Trading Policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund's Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the Omnibus Accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund's Market Timing Trading Policy to their customers (for example, participants in a 401(k) retirement plan) through such methods as implementing short-term trading limitations or restrictions, imposing the Fund's redemption fee and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund's Market Timing Trading Policy.

RISKS FROM MARKET TIMERS. Depending on various factors, including the size of the Fund, the amount of assets the portfolio manager typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades and the types of securities in which the Fund typically invests, short-term or frequent trading may interfere with the efficient management of the Fund's portfolio, increase the Fund's transaction costs, administrative costs and taxes and/or impact Fund performance.

In addition, if the nature of the Fund's portfolio holdings exposes the Fund to "arbitrage market timers," the value of the Fund's shares may be diluted if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices. Arbitrage market timing occurs when an investor seeks to take advantage of the possible delay between the change in the value of a mutual fund's portfolio holdings and the reflection of the change in the fund's net asset value per share. Since the Fund invests significantly in foreign securities, it may be particularly vulnerable to arbitrage market timing. Arbitrage market timing in foreign investments may occur because of time zone differences between the foreign markets on which the Fund's international portfolio securities trade and the time as of which the Fund's NAV is calculated. Arbitrage market timers may purchase shares of the Fund based on events occurring after foreign market closing prices are established, but before calculation of the Fund's NAV. One of the objectives of the Fund's fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing (please see "Valuation - Foreign Securities - Potential Impact of Time Zones and Market Holidays").

Since the Fund may invest significantly in securities that are, or may be, restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid ("relatively illiquid securities"), it may be particularly vulnerable to arbitrage market timing. An arbitrage market timer may seek to take advantage of a possible differential between the last available market prices for one or more of those relatively illiquid securities that are used to calculate the Fund's net asset value and the latest indications of market values for those securities. One of the objectives of the Fund's fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing (please see "Fair Valuation - Individual Securities").

The Fund is currently using several methods to reduce the risks associated with market timing. These methods include:

o committing staff to selectively review on a continuing basis recent trading activity in order to identify trading activity that may be contrary to the Fund's Market Timing Trading Policy;
o imposing a redemption fee for short-term trading;
o monitoring potential price differentials following the close of trading in foreign markets and changes in indications of value for relatively illiquid traded securities to determine whether the application of fair value pricing procedures is warranted;
o seeking the cooperation of financial intermediaries to assist the Fund in identifying market timing activity.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund's shareholders. There is no assurance that the Fund or its agents will gain access to any or all information necessary to detect market timing in Omnibus Accounts. While the Fund will seek to take actions (directly and with the assistance of financial intermediaries) that will detect market timing, the Fund cannot represent that such trading activity can be minimized or completely eliminated.

REVOCATION OF MARKET TIMING TRADES. Transactions placed in violation of the Fund's Market Timing Trading Policy are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund following receipt by the Fund.

REDEMPTION FEE

REDEMPTION FEE ASSESSMENT. A short-term trading redemption fee will be imposed (with some exceptions) on any Fund shares in the Fund account that are sold (by redemption, whether voluntary or involuntary, or exchange) within seven (7) calendar days following their purchase date. This redemption fee will equal 2% of the amount redeemed (using standard rounding criteria) and shares held the longest will be treated as being redeemed first and shares held shortest as being redeemed last. The redemption fee may be collected by deduction from the redemption proceeds or, if imposed after the redemption transaction, by billing you.

This redemption fee is imposed to discourage short-term trading and is paid to the Fund to help offset any cost associated with such short-term trading. This redemption fee is not intended to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against your account. Based on the frequency of redemption fees assessed against your account in the Fund and/or in your other Franklin Templeton fund accounts, the Fund manager or transfer agent may in its sole discretion determine that your trading activity may be detrimental to the Fund as described in the Fund's "Market Timing Trading Policy" section and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of the Fund.

REDEMPTIONS THROUGH FINANCIAL INTERMEDIARIES. You are an investor subject to this 2% short-term trading redemption fee whether you are a direct shareholder of the Fund or you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS-recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains an Omnibus Account with the Fund for trading on behalf of its customers. Currently, only certain intermediaries have the ability to collect the Fund's redemption fee on the Fund's behalf from their customers' accounts. Even in the case of these intermediaries who are collecting the redemption fee, due to policy, operational and/or systems' requirements and limitations, these intermediaries may use criteria and methods for tracking, applying and/or calculating the fee that may differ in some respects from that of the Fund. The Fund will continue to encourage all financial intermediaries to develop the capability to begin imposing the redemption fee from their customers who invest in the Fund. If you are investing in Fund shares through a financial intermediary, you should contact your financial intermediary (or, in the case of a 401(k) retirement plan, your plan sponsor) for more information on any differences in how the redemption fee is applied to your investments in the Fund.

WAIVER/EXCEPTIONS/CHANGES. The Fund reserves the right to waive the redemption fee at its discretion if the Fund's transfer agent believes such waiver is consistent with the best interests of the Fund and to the extent permitted or required by applicable law. The Fund's transfer agent may also, at its discretion and upon receipt of a shareholder's written request, waive the redemption fee because of a bona fide and unanticipated financial emergency. The redemption fee does not apply to redemptions by other mutual funds, Omnibus Account owners and certain comprehensive fee programs where investment instructions are given at the firm level of Fund approved broker-dealers on behalf of their clients invested in Franklin Templeton funds. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. You will receive 60 days' notice of any material changes, unless otherwise provided by law.

LIMITATIONS ON COLLECTION. Currently, the Fund is very limited in its ability to ensure that the redemption fee is imposed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to impose or collect the fee, or omits to collect the fee at the time of a redemption, the Fund will not receive the redemption fees. Further, if Fund shares are redeemed by a financial intermediary at the direction of its customer(s), the Fund may not know: (1) whether a redemption fee is applicable; and/or (2) the identity of the customer who should pay the redemption fee.

INVOLUNTARY REDEMPTIONS. The Fund reserves the right to close your account if the account value falls below the Fund's minimum account level ($50 for employee accounts), or you are deemed to engage in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the Fund (such as market timing).

ACCOUNT POLICIES

CALCULATING SHARE PRICE

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The NAV is determined by dividing the total net asset value of each fund's share class by the applicable number of shares outstanding per share class.

The Fund calculates the NAV per share each business day at the close of trading on the New York Stock Exchange (NYSE) (normally 1:00 p.m. Pacific time). The Fund does not calculate the NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, the Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. The Fund generally utilizes two independent pricing services to assist in determining a current market value for each security. If market quotations are readily available for portfolio securities listed on a securities exchange, including NASDAQ, the Fund values those securities at the last quoted sale price or the official closing price of the day, respectively, or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Fund values them according to the broadest and most representative market.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. The Fund relies on third party pricing vendors to monitor for events materially affecting the value of these securities during this period. If an event occurs the third party pricing vendors will provide revised values to the Fund.

FAIR VALUATION - INDIVIDUAL SECURITIES

Since the Fund may invest in securities that are restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid, there is the possibility of a differential between the last available market prices for one or more of those securities and the latest indications of market values for those securities. The Fund has procedures, approved by the board of directors, to determine the fair value of individual securities and other assets for which market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities). Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. The board of directors oversees the application of fair value pricing procedures.

The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were able to sell the security at approximately the time at which the Fund determines its NAV per share.

SECURITY VALUATION - OPTIONS

The Fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the Fund holds is its last sale price on the relevant exchange before the Fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the Fund values options within the range of the current closing bid and ask prices if the Fund believes the valuation fairly reflects the contract's market value.

SECURITY VALUATION - FOREIGN SECURITIES - COMPUTATION OF U.S. EQUIVALENT VALUE

The Fund generally determines the value of a foreign security as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the NYSE, if earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 1:00 p.m. Pacific time) on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. Occasionally events (such as repatriation limits or restrictions) may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the board of directors.

VALUATION - FOREIGN SECURITIES - POTENTIAL IMPACT OF TIME ZONES AND MARKET HOLIDAYS

Trading in securities on foreign securities stock exchanges and over-the-counter markets, such as those in Europe and Asia, may be completed well before the close of business on the NYSE on each day that the NYSE is open. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign portfolio security held by the Fund. As a result, the Fund may be susceptible to what is referred to as "time zone arbitrage." Certain investors in the Fund may seek to take advantage of discrepancies in the value of the Fund's portfolio securities as determined by the foreign market at its close and the latest indications of value attributable to the portfolio securities at the time the Fund's NAV is computed. Trading by these investors, often referred to as "arbitrage market timers," may dilute the value of the Fund's shares, if such discrepancies in security values actually exist. To attempt to minimize the possibilities for time zone arbitrage, and in accordance with procedures established and approved by the Fund's board of directors, the manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds).

These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that might call into question the availability (including the reliability) of the values of foreign securities between the times at which they are determined and the close of the NYSE. If such an event occurs, the foreign securities may be valued using fair value procedures established and approved by the board of directors. In certain circumstances these procedures include the use of independent pricing services. The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated, to discourage potential arbitrage market timing in Fund shares, to mitigate the dilutive impact of such attempted arbitrage market timing and to be fair to purchasing, redeeming and existing shareholders. However, the application of fair value pricing procedures may, on occasion, worsen rather than mitigate the potential dilutive impact of shareholder trading.

In addition, trading in foreign portfolio securities generally, or in securities markets in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE, and on which the Fund's NAV is not calculated. Thus, the calculation of the Fund's NAV does not take place contemporaneously with the determination of the prices of many of the foreign portfolio securities used in the calculation. If events affecting the last determined values of these foreign securities occur (determined through the monitoring process described above), the securities will be valued at fair value determined in good faith in accordance with the Fund's fair value procedures established and approved by the board of directors.

ACCOUNTS WITH LOW BALANCES

If your account has been open for more than one year and its value falls below the minimum account level ($50 for employee), we will mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we will close your account and mail the proceeds to the address of record. You will not be charged a CDSC if your account is closed for this reason.

STATEMENTS, REPORTS AND PROSPECTUSES

You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement).

You also will receive the Fund's financial reports every six months as well as an annual updated prospectus. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 1-800/321-8563. At any time you may view current prospectuses and financial reports on our website.

INVESTMENT REPRESENTATIVE ACCOUNT ACCESS

If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Fund.

STREET OR NOMINEE ACCOUNTS

You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Distributors. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS

Unless you specify a different registration, shares issued to two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a jointly owned shares, or to sever a joint tenancy in jointly owned shares, all owners must agree in writing.

JOINT ACCOUNT RISK WITH TELEPHONE PRIVILEGES

You will automatically receive telephone privileges when you open your account. If your account has more than one registered owner, telephone privileges allow the Fund to accept transaction instructions by telephone from only one registered owner. This means that ANY ONE REGISTERED OWNER ON YOUR ACCOUNT, ACTING ALONE AND WITHOUT THE CONSENT OF ANY OTHER REGISTERED OWNER, may give the Fund instructions by telephone or in writing (subject to any limitations in telephone privileges) to:

o Exchange shares from a jointly registered Fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner's signature to redeem shares;

o Redeem Fund shares and direct the redemption proceeds to a bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise;

o Add/Change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;

o Purchase Fund shares by debiting a bank account that may be owned by you; and

o Add/Change the bank account that may be debited for Fund share purchases, which new account may be owned by you.

If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone will need to be given to the Fund in a written instruction signed by all registered owners.

ADDITIONAL POLICIES

Please note that the Fund maintain additional policies and reserve certain rights, including:

o Shares should be held in street or nominee accounts. For this reason, the Fund may restrict the opening of a nominee's sub-accounts on the Fund's records.

o The Fund may restrict, reject or cancel any purchase orders, including an exchange request.

o The Fund may modify, suspend, or terminate telephone privileges at any time.

o The Fund may make material changes to or discontinue the exchange privilege on 60 days' notice or as otherwise provided by law.

o The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

o Normally, redemptions are processed by the next business day, but may take up to seven days to be processed if making immediate payment would adversely affect the Fund.

o In unusual circumstances, we may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws.

o For redemptions over a certain amount, the Fund may pay redemption proceeds in securities or other assets rather than cash if their manager determines it is in the best interest of the Fund, consistent with applicable law.

o You may only buy shares of a fund (including the purchase side of an exchange) eligible for sale in your state or jurisdiction.

o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

DEALER COMPENSATION

Qualifying dealers who sell shares may receive up to 0.25% of the amount invested. This amount is paid by Distributors from its own resources.

QUESTIONS

If you have any questions about the Fund or your account, you can write to us at One Franklin Parkway, San Mateo, CA 94403-1906. You also can call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.


                                                       HOURS (PACIFIC TIME,
DEPARTMENT NAME                 TELEPHONE NUMBER      MONDAY THROUGH FRIDAY)
------------------------------------------------------------------------------
Institutional Services          1-800/321-8563       6:00 a.m. to 4:00 p.m.
Shareholder Services            1-800/632-2301       5:30 a.m. to 5:00 p.m.
Fund Information                1-800/DIAL BEN(R)    5:30 a.m. to 5:00 p.m.
                                (1-800/342-5236)
Retirement Services             1-800/527-2020       5:30 a.m. to 5:00 p.m.
Advisor Services                1-800/524-4040       5:30 a.m. to 5:00 p.m.
TDD (hearing impaired)          1-800/851-0637       5:30 a.m. to 5:00 p.m.
Automated Telephone System      1-800/632-2301       (around-the-clock access)
                                1-800/524-4040
                                1-800/527-2020


FOR MORE INFORMATION

You can learn more about the Fund in the following document:

Statement of Additional Information (SAI)

Contains more information about the Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current SAI, please contact your investment representative or call us at the number below.

You also can obtain information about the Fund by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202/551-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following email address: publicinfo@sec.gov.

[Insert Franklin Templeton Institutional logo]
ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
INSTITUTIONAL SERVICES 1-800/321-8563
TDD (Hearing Impaired) 1-800/851-0637
FRANKLINTEMPLETONINSTITUTIONAL.COM

2310 Investment Company Act file #811-06135                    [# P 03/08]








                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION




TEMPLETON INSTITUTIONAL
FUNDS, INC.

GLOBAL EQUITY SERIES

[INSERT FRANKLIN TEMPLETON INSTITUTIONAL LOGO]

STATEMENT OF ADDITIONAL INFORMATION

[MARCH 1, 2008]

P.O. BOX 33030, ST. PETERSBURG, FL 33733-8030 1-800/321-8563
(FTI INSTITUTIONAL SERVICES)
-------------------------------------------------------------------------------

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectus. The Fund's prospectus, dated [March 1, 2008], which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.

For a free copy of the current prospectus, contact your investment representative or call 1-800/321-8563.

CONTENTS

Goal, Strategies and Risks . . . . . . . . . .    [#]
Officers and Directors. . . . . . . . . . . . .   [#]
Fair Valuation and Liquidity. . . . . . . . . . . [#]
Proxy Voting Policies and Procedures . . . . ..   [#]
Management and Other Services. . . . . . . . ..   [#]
Portfolio Transactions. . . . . . . . . . . . .   [#]
Distributions and Taxes. . . . . . . . . . . .    [#]
Organization, Voting Rights
 and Principal Holders. . . . . . . . . . . . .   [#]
Buying and Selling Shares. . . . . . . . . . .    [#]
The Underwriter. . . . . . . . . . . . . . . .    [#]
Performance. . . . . . . . . . . . . . . . . ..   [#]
Miscellaneous Information. . . . . . . . . . .    [#]
Description of Ratings. . . . . . . . . . . . .   [#]


-------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

O ARE NOT  INSURED BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION,  THE FEDERAL
  RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

O ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

O ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
-------------------------------------------------------------------------------

                                                               [ SAI 03/08]

GOAL, STRATEGIES AND RISKS
-------------------------------------------------------------------------------
Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when the Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

If a bankruptcy or other extraordinary event occurs concerning a particular security the Fund owns, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.

The Fund has adopted certain investment restrictions as fundamental and non-fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less. A non-fundamental policy may be changed by the board of directors without the approval of shareholders.

FUNDAMENTAL INVESTMENT POLICIES

The Fund's investment goal is long-term capital growth.

The Fund May not:

1. Borrow money, except to the extent permitted by the Investment Company Act of 1940, as amended (1940 Act),or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the U.S. Securities and Exchange Commission (SEC).

2. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and
(iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, and (ii) making, purchasing or selling real estate mortgage loans.

5. Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

6. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) engaging in transactions involving currencies and futures contracts and options thereon or (ii) investing in securities or other instruments that are secured by physical commodities.

7. Invest more than 25% of the Fund's net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

8. Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (i) more than 5% of the value of the Fund's total assets would be invested in such issuer or (ii) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations.

NON-FUNDAMENTAL INVESTMENT POLICIES

Under normal market conditions the Fund invests at least 80% of its net assets in "equity securities." Equity securities include common stocks, preferred stocks and convertible securities. Shareholders will be given 60 days' advance notice of any changes to the 80% policy.

INVESTMENTS, TECHNIQUES, STRATEGIES AND THEIR RISKS

Certain words or phrases may be used in descriptions of Fund investment policies and strategies to give investors a general sense of the Fund's levels of investment. They are broadly identified with, but not limited to, the following percentages of Fund total assets:

         "small portion"            less than 10%
         "portion"                  10% to 25%
         "significant"              25% to 50%
         "substantial"              50% to 66%
         "primary"                  66% to 80%
         "predominant"              80% or more

If the Fund intends to limit particular investments or strategies to no more than specific percentages of Fund assets, the prospectus or SAI will clearly identify such limitations. The percentages above are not limitations unless specifically stated as such in the Fund's prospectus or elsewhere in this SAI.

The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decreases. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of the Fund's shares may also change with movements in the stock and bond markets as a whole.

In trying to achieve its investment goal, the Fund may invest (unless otherwise indicated) in the following types of securities or engage in the following types of transactions. These securities and transactions, and their associated risks, are described below. The Fund's manager is under no obligation to invest in any or all of these securities or engage in any or all of these types of transactions.

BORROWING Under the current version of the 1940 Act and the SEC's current rules, exemptions and interpretations thereunder, the Fund may borrow up to one-third of the value of its total assets (including the amount borrowed, but less all liabilities and indebtedness not represented by senior securities) from banks to increase its holdings of portfolio securities. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to reduce the amount of its borrowings (within three days) to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise. In the event that the Fund is required to reduce its borrowings, it may have to sell portfolio holdings, even if such sale of the Fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income or gains received from the securities purchased with borrowed funds.

Under the 1940 Act, the Fund may also borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.

BORROWING FROM AFFILIATED INVESTMENT COMPANIES. Subject to the Fund's fundamental restrictions on borrowing, the Fund may also borrow money from affiliated investment companies or other affiliated entities. In September 1999, the SEC granted an exemptive order to the Fund, together with other funds in Franklin Templeton Investments, permitting each fund to borrow money from other funds in Franklin Templeton Investments through a credit facility for temporary purposes (the Borrowing Order). The Borrowing Order permits the Fund to borrow money from other funds in Franklin Templeton Investments at rates that may be more favorable than the rates that the Fund would receive if it borrowed from banks or other lenders. The Borrowing Order also permits the Fund to borrow from other affiliated entities, such as the Investment Manager, under emergency market conditions should the SEC permit investment companies to engage in such borrowing in the future, such as it did in response to the emergency market conditions that existed immediately after the events of September 11, 2001.

The Borrowing Order permits the Fund to engage in borrowing and lending through the credit facilities in the following certain situations: (i) when the cash position of the Fund is insufficient to meet temporary cash requirements; or
(ii) when a sale of securities "fails" due to circumstances such as a delay in the delivery of cash to the Fund's custodian or improper delivery instructions by the broker effecting the transaction.

According to the Borrowing Order, if the total outstanding borrowings of the Fund are less than 10% immediately after the borrowing, the amount borrowed may be unsecured. If the total outstanding borrowings of the Fund are more than 10% immediately after the borrowing, the amount borrowed must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. Before any Fund that has outstanding interfund borrowings may, through additional borrowings, cause its outstanding borrowings from all sources to exceed 10% of its total assets, the Fund must first secure each outstanding interfund loan by the pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal value of the loan.

If the total outstanding borrowings of the Fund with outstanding interfund loans exceeds 10% of its total assets for any other reason (such as decline in net asset value or because of shareholder redemptions), the Fund will within one business day thereafter: (a) repay all of its outstanding interfund loan, (b) reduce its outstanding indebtedness to 10% or less of its total assets, or (c) secure each outstanding interfund loan by the pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal value of the loan until the Fund's total outstanding borrowings cease to exceed 10% of its total assets, at which time the collateral shall no longer be required. Under these circumstances, until each outstanding interfund loan is repaid or the Fund's total outstanding borrowings cease to exceed 10% of its total assets, the Fund will mark the value of the collateral to market each day and will pledge such additional collateral as is necessary to maintain the market value of the collateral at least equal to 102% of the outstanding principal value of the loan.

The duration of interfund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days. Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. The Fund's borrowings through the credit facility, as measured on the day the most recent loan was made, will not exceed the greater of 125% of the Fund's total net cash redemptions and 102% of sales fails for the preceding seven calendar days. The directors of the Fund, including a majority of the independent directors, will: (a) review no less frequently than quarterly the Fund's participation in the credit facility during the preceding quarter for compliance with the conditions with the Borrowing Order; (b) establish a bank loan rate formula used to determine the interest rate on interfund loans in accordance with the Borrowing Order and review no less frequently than annually the continuing appropriateness of the bank loan rate formula; and (c) review no less frequently than annually the continuing appropriateness of the Fund's participation in the credit facility.

CONVERTIBLE SECURITIES A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank. The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer.

CONVERTIBLE DEBT SECURITIES. As with a straight fixed-income security, a convertible debt security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible debt security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible debt security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock. Because the Fund invests in convertible debt securities for their equity characteristics, it will not consider a convertible debt security's credit rating in making investment decisions.

CONVERTIBLE PREFERRED STOCK. A convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

DEBT SECURITIES Debt securities represent an obligation of the issuer to repay a loan of money and generally provide for the payment of interest. These include bonds, notes, debentures and commercial paper. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes and commercial paper differ in the length of the issuer's payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest. Convertible bonds are exchangeable at the option of the holder for common stock of the issuer. See "Convertible securities" above for more information.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value per share. The average maturity of the debt securities in the Fund's portfolio will fluctuate depending upon the manager's judgment as to future interest rate changes.

To the extent that the Fund invests in debt securities, changes in interest rates in any country where the Fund invests will affect the value of the Fund's portfolio and, consequently, its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to cause the face value of a debt security to decrease, having a negative effect on the value of the Fund's shares. Of course, interest rates have increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.

BONDS. A bond is a debt security in which investors loan money to an entity that borrows for a defined period of time at a specified interest rate. Bonds can be rated by independent rating organizations based on an analysis of the fundamental soundness of the borrower. See "Investment grade debt securities," "Lower rated securities" and "Unrated debt securities" below for more information.

COMMERCIAL PAPER. Commercial paper is an unsecured, short-term loan by a corporation, typically for financing accounts receivable and inventory. Investments in commercial paper are limited to obligations rated Prime-1 by Moody's Investors Service (Moody's) or A-1 by Standard & Poor's (S&P(R)) or, if not rated by Moody's or S&P, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P.

DEBENTURES. A debenture is an unsecured debt backed only by the creditworthiness of the borrower, not by collateral.

DEFAULTED DEBT SECURITIES. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of the manager, the issuer may resume interest payments in the near future. The purchase of defaulted debt securities involves risks such as the possibility of complete loss of the investment in the event the issuer does not restructure or reorganize to enable it to resume paying interest and principal to holders. Defaulted debt securities are lower rated securities and are subject to the Fund's limitation in lower rated securities.

FOREIGN BONDS. The Fund's investments in debt instruments may include U.S. and foreign government and corporate securities. These debt instruments may include Samurai bonds, Yankee bonds, Eurobonds and Global bonds in order to gain exposure to investment capital in other countries in a certain currency. A Samurai bond is a yen-denominated bond issued in Tokyo by a non-Japanese company. Eurobonds are generally issued in bearer form, carry a fixed or floating rate of interest, and typically amortize principal through a bullet payment with semiannual interest payments in the currency in which the bond was issued. Yankee bonds are foreign bonds denominated in U.S. dollars and registered with the SEC for sale in the U.S. A Global bond is a certificate representing the total debt of an issue. Such bonds are created to control the primary market distribution of an issue in compliance with selling restrictions in certain jurisdictions or because definitive bond certificates are not available. A Global bond is also known as a Global Certificate.

INVESTMENT GRADE DEBT SECURITIES. Various independent rating organizations publish ratings of some of the debt securities in which the Fund may invest based upon their assessment of the financial soundness of the issuer. Generally, a higher rating indicates less risk. Debt securities that are rated Baa by Moody's or BBB by S&P or above, or unrated securities deemed by the Fund's manager to be of comparable quality, are considered to be "investment grade." Debt securities in the lowest investment grade category may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. If the rating on an issue held in the Fund's portfolio is changed by the rating service or the security goes into default, this event will be considered by the Fund in its evaluation of the overall investment merits of that security but will not generally result in an automatic sale of the security.

LOWER RATED SECURITIES. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the Fund's manager to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." These ratings represent the opinions of the rating services with respect to the issuer's ability to pay interest and repay principal. They do not purport to reflect the risk of fluctuations in market value and are not absolute standards of quality.

The Fund may invest up to 5% of its total assets in lower rated securities, or unrated securities of comparable quality, including defaulted debt securities. The Fund maintains any minimum rating on lower rated securities.

Although they may offer higher yields than do higher rated securities, lower rated and unrated debt securities generally involve greater volatility of price and risk to principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. These securities will have some quality and protective characteristics, but these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The markets in which lower rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain lower rated or unrated debt securities may also make it more difficult for the Fund to obtain accurate market quotations for the purposes of valuing its portfolio. Market quotations are generally available on many lower rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of lower rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment goal may, to the extent of investment in lower rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher rated securities.

Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of lower rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in lower rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of lower rated debt securities defaults, the Fund may incur additional expenses to seek recovery.

NOTES. A note is a medium- or short-term debt instrument, usually with a maturity of 10 years or less.

STRUCTURED INVESTMENTS. Structured investments are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities typically are organized by investment banking firms that receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities (structured investments) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to structured investments is dependent on the extent of the cash flow on the underlying instruments. Because structured investments of the type in which the Fund anticipates investing typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments.

The Fund is permitted to invest in a class of structured investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured investments typically have higher yields and present greater risks than unsubordinated structured investments. Although the Fund's purchase of subordinated structured investments would have a similar economic effect to that of borrowing against the underlying instruments, the purchase will not be deemed to be leverage for purposes of the limitations placed on the extent of the Fund's assets that may be used for borrowing activities.

Certain issuers of structured investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in these structured investments may be limited by the restrictions contained in the 1940 Act. Structured investments typically are sold in private placement transactions, and there currently is no active trading market for structured investments. However, the Fund will only invest in publicly distributed structured investments. To the extent such investments are illiquid, they will be subject to the Fund's restrictions on investments in illiquid securities.

UNRATED DEBT SECURITIES. The Fund may also invest in unrated debt securities, which are debt securities not yet rated by an independent rating organization. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed by the Fund's manager to determine whether to purchase unrated debt securities and if it is of comparable quality to rated securities.

U.S. GOVERNMENT SECURITIES. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. government securities, such as Treasury bills and bonds, are supported by the full faith and credit of the U.S. Treasury; others, such as those of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

ZERO COUPON AND PAY-IN-KIND BONDS. Zero coupon and pay-in-kind bonds are debt securities that typically do not pay cash interest until the security's maturity or payment date. The Fund may accrue and report interest on high yield bonds structured as zero coupon bonds or pay-in-kind securities as income even though they receive no cash interest until the security's maturity or payment date. In order to qualify for beneficial tax treatment afforded regulated investment companies, the Fund must distribute substantially all of its income to shareholders. Thus, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash in order to satisfy the distribution requirement.

DEPOSITARY RECEIPTS Depositary receipts are certificates that give their holders the right to receive securities of (a) a foreign issuer deposited in a U.S. bank or trust company (American Depositary Receipts, "ADRs"); or (b) a foreign or U.S. issuer deposited in a foreign bank or trust company (Global Depositary Receipts, "GDRs," or European Depositary Receipts, "EDRs"). For purposes of the Fund's' investment policies, the Fund investments in depositary receipts will be deemed to be investments in the underlying securities.

Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the securities of foreign issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales and certain foreign securities markets trading risks. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or on the Nasdaq. The information available for ADRs is subject to the accounting, auditing, and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

Depositary receipts may be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs, and there may not be a correlation between such information and the market value of the depositary receipts.

DERIVATIVE SECURITIES Derivative securities are securities or other instruments whose values are dependent upon the performance of one or more other securities or investments or indices; in contrast to common stock, for example, whose value is dependent upon the operations of the issuer. To the extent that the Fund enters into these transactions, the successful use of such securities will depend upon the manager's ability to predict pertinent market movements. The Fund may invest in futures and related options only for bona fide hedging purposes. The Fund is subject to derivatives guidelines established by the board of directors (the Derivatives Guidelines) regarding the use of derivatives. Under these guidelines, currently no more than 5% of the Fund's total assets may be invested in, or exposed to, options, collars and swap agreements (as measured at the time of investment).

FUTURES CONTRACTS. A financial futures contract is an agreement between two parties to buy or sell a specified security at a set price on a future date. Currently, futures contracts are available on several types of fixed-income securities including: U.S. Treasury bonds, notes and bills, commercial paper and certificates of deposit.

Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.

When the Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund, an amount referred to as "initial margin" that currently ranges from 1(1)/2% to 5% of the contract amount. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. The account is marked-to-market daily and the variation margin is monitored by the Fund's custodian on a daily basis. The Fund will not commit more than 5% of its total assets to initial margin deposits on futures contracts and any related options and currently intends to limit futures contracts and related options only to the extent that obligations under such contracts and transactions represent no more than 25% of the Fund's total assets.

At the time the Fund buys or sells a futures contract, an amount of cash, U.S. government securities, liquid debt securities or other liquid assets (including equity securities) equal to the market value of the contract, minus any initial margin or variation margin deposit, will be segregated on the books of the Fund or its custodian. Alternatively, the Fund may "cover" its position by owning the same futures contract, or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets segregated on the books of the Fund or its custodian). Any assets segregated on the books of the Fund or the Fund's custodian, will be marked-to-market daily, and the Fund will increase the aggregate value of the assets, as necessary, to ensure that the assets are equal to the price of the contract, minus any initial margin or variation margin deposit.

EXCHANGE-TRADED INDEX FUTURES. The Fund may buy and sell index futures contracts with respect to any stock or bond index traded on a recognized stock exchange or board of trade. The Fund may buy and sell stock index futures contracts traded on a recognized stock exchange or board of trade for the purpose of hedging the Fund's investments against a decline in value, to implement a tax or cash management strategy, and/or to enhance the Fund's returns. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The value of a unit is the current value of the stock index. For example, the S&P 500 Stock Index (S&P 500 Index) is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the value of one share of each of these 500 common stocks included in the index, and the index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150).

The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If the Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units x loss of $4).

When the Fund enters into a stock index futures contract, it must deliver to the futures commission merchant selected by the Fund, an amount referred to as "initial margin" that currently ranges from 1(1)/2% to 5% of the contract amount. Initial margin requirements are determined by the respective exchanges on which the stock index futures contracts are traded. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the stock index futures contract. The account is marked-to-market daily and the variation margin is monitored by the Fund's custodian on a daily basis. The Fund will not commit more than 5% of its total assets to initial margin deposits on all futures contracts and any related options and currently intends to limit futures contracts and related options only to the extent that obligations under such contracts and transactions represent no more than 25% of the Fund's total assets.

At the time the Fund buys or sells a stock index futures contract, an amount of cash, U.S. government securities, liquid debt securities or other liquid assets (including equity securities) equal to the market value of the contract, minus any initial margin or variation margin deposit, will be segregated on the books of the Fund or its custodian. Alternatively, the Fund may "cover" its position by owning the same stock index futures contract, or holding a call option permitting the Fund to purchase the same stock index futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets segregated on the books of the Fund or its custodian). Any assets segregated on the books of the Fund or the Fund's custodian, will be marked-to-market daily, and the Fund will increase the aggregate value of the assets, as necessary, to ensure that the assets are equal to the price of the contract, minus any initial margin or variation margin deposit.

Some of the risks involved in stock index futures transactions relate to the Fund's ability to reduce or eliminate its futures positions, which will depend upon the liquidity of the secondary markets for such futures. The Fund will generally buy or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract at any particular time. Use of stock index futures for hedging may involve risks because of imperfect correlations between movements in the prices of the stock index futures on the one hand and movements in the prices of the securities being hedged or of the underlying stock index on the other. Successful use of stock index futures by the Fund for hedging purposes also depends upon the manager's ability to predict correctly movements in the direction of the market, as to which no assurance can be given.

EXCHANGE-TRADED OPTIONS ON SECURITIES AND FUTURES. An option on a security or a futures contract is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security or futures contract (in the case of a call option) or to sell a specified security or futures contract (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. The Fund must limit its purchase options to the extent that the total premiums it paid for all options are 5% or less of its total assets. Investments in options are subject to the Fund's Derivatives Guidelines.

The Fund may buy put options to hedge its investments against a decline in value. By purchasing a put option, the Fund will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, its loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security or futures contract and the changes in value of the Fund's security holdings being hedged. In addition, the Fund will continue to receive interest or dividend income on the security. The Fund may sell a put option that it has previously purchased prior to the sale of the securities underlying that option. These sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid for the put option that is sold. This gain or loss may be wholly or partially offset by a change in the value of the underlying security that the Fund owns or has the right to acquire.

A call option gives the holder the right to buy the underlying securities from the option writer at a stated exercise price. The Fund may buy call options on securities that it intends to buy in order to limit the risk of a substantial increase in the market price of this security. The Fund may also buy call options on securities held in its portfolio and on which it has written call options. Prior to its expiration, a call option may be sold in a closing sale transaction. Profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs. The Fund may buy call options on individual securities or futures contracts to hedge against an increase in the price of securities or futures contracts that it anticipates buying in the future. When buying call options, the Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security or futures contract does not rise.

The Fund may write options to generate additional income and to hedge its investment portfolio against anticipated adverse market and/or exchange rate movements. The Fund may write covered call and put options on any securities on which it may invest. The Fund may buy and write these options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. Call options written by the Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price. Put options written by the Fund give the holder the right to sell the underlying security to the Fund at a stated exercise price.

The Fund may write a call or put option only if the option is "covered." A call option on a security or futures contract written by the Fund is "covered" if the Fund owns the underlying security or futures contract covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional consideration held in liquid assets segregated on the books of the Fund or its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security or futures contract is also covered if the Fund holds a call on the same security or futures contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid securities segregated on the books of the Fund or its custodian. A put option on a security or futures contract written by the Fund is "covered" if the Fund maintains liquid assets segregated on the books of the Fund or its custodian with a value equal to the exercise price, or else holds a put on the same security or futures contract in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. All assets segregated on the books of the Fund or its custodian to "cover" options will be marked-to-market daily, and the Fund will increase the aggregate value of the assets, as necessary, to ensure that the assets are at least equal to the amount of the option written.

The purpose of writing covered call options is to realize greater income than would be realized on portfolio securities alone. However, in writing covered call options for additional income, the Fund may forego the opportunity to profit from an increase in the market price of the underlying security.

EXCHANGE-TRADED STOCK INDEX OPTIONS. Call and put options on stock indices are similar to options on securities except that, rather than the right to buy or sell particular securities at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual securities.

The Fund may buy and sell put and call options on securities indices in standardized contracts traded on national securities exchanges, boards of trade, or similar entities or quoted on Nasdaq for the purpose of hedging the Fund's investments against a decline in value, to implement a tax or cash management strategy, and/or to enhance the Fund's returns. The Fund may buy call options on a securities index to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment.

The Fund may write call options and put options only if they are "covered." A written call option on an index is covered if the Fund maintains liquid assets segregated on the books of the Fund or its custodian with a value equal to the exercise price. A call option is also covered if the Fund holds a call on the same index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, if the difference is maintained by the Fund in liquid securities segregated on the books of the Fund or its custodian. The Fund may also cover call options on securities indices that it writes by owning securities whose price changes, in the opinion of the manager, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where the Fund covers a call option on a securities index through ownership of securities, such securities may not match the composition of the index. In that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. All assets segregated on the books of the Fund or its custodian to "cover" options will be marked-to-market daily, and the Fund will increase the aggregate value of the assets, as necessary, to ensure that the assets are at least equal to the amount of the option written.

The Fund may "cover" put options on securities indices that it writes if it maintains liquid assets segregated on the books of the Fund or its custodian with a value equal to the exercise price, or else holds a put on the same securities index in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. A written put option is also "covered" if the Fund holds a put on the same index as the put written where the exercise price of the put held is
(i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, if the difference is maintained by the Fund in liquid securities segregated on the books of the Fund or its custodian. All assets segregated on the books of the Fund or its custodian, to "cover" options will be marked-to-market daily, and the Fund will increase the aggregate value of the assets, as necessary, to ensure that the assets are at least equal to the amount of the option written.

The Fund may only buy options if the total premiums it paid for all options are 5% or less of its total assets. Subject to the Derivative Guidelines, as discussed above, the Fund currently intends to limit writing options only to the extent that obligations under all option contracts and transactions represent not more than 5% of the Fund's total assets.

OTHER GENERAL RISKS OF OPTIONS. There are several risks associated with transactions in options on securities and securities indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a securities index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If trading were suspended in an option purchased by the Fund, it would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index or security written by the Fund is covered by an option on the same index or security purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

The Fund will receive a premium from writing a put or call option, which increases its gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security, index or futures contract on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security, index or futures contract rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in its investments. By writing a put option, the Fund assumes the risk of a decline in the underlying security, index or futures contract. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security, index or futures contract, writing covered put options will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. If an option written by the Fund expires, the Fund will realize a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund will realize a capital loss equal to the premium paid.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, it may experience losses in some cases as a result of such inability.

FORWARD CONVERSIONS. In a forward conversion, the Fund will buy securities and write call options and buy put options on these securities. All options written by the Fund will be covered, as described above under "Exchange-traded options on securities and futures." By buying puts, the Fund protects the underlying security from depreciation in value. By writing calls on the same security, the Fund receives premiums that may offset part or all of the cost of purchasing the puts while foregoing the opportunity for appreciation in the value of the underlying security. The Fund will not exercise a put it has purchased while a written call option on the same security is outstanding. The use of options in connection with forward conversions is intended to hedge against fluctuations in the market value of the underlying security. Although it is generally intended in forward conversion transactions that the exercise price of put and call options would be identical, situations might occur in which some option positions are acquired with different exercise prices. Therefore, the Fund's return may depend in part on movements in the price of the underlying security because of the different exercise prices of the call and put options. These price movements may also affect the Fund's total return if the conversion is terminated prior to the expiration date of the options. In this event, the Fund's return may be greater or less than it would otherwise have been if it had hedged the security by only buying put options.

OTC OPTIONS ON SECURITIES, INDICES AND FUTURES. The value of over-the-counter options purchased by the Fund, as well as the cover for options written by the Fund, may be considered illiquid and are subject to the Fund's limitation on investments in illiquid securities.

The Fund may write covered put and call options and buy put and call options that trade in the over-the-counter market to the same extent that it may engage in exchange traded options. OTC options differ from exchange-traded options in certain material respects. OTC options are arranged directly with dealers and not, as is the case with exchange traded options, with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information from market makers. However, OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices than exchange traded options; and the writer of an OTC option is paid the premium in advance by the dealer.

SPREAD, STRADDLE AND COLLAR TRANSACTIONS. The Fund may engage in "spread" transactions in which it buys and writes a put or call option on the same underlying security, with the options having different exercise prices and/or expiration dates. The Fund may also engage in so-called "straddles," in which it buys or writes combinations of put and call options on the same security, with the options having the same exercise prices and/or expiration dates. The Fund may also participate in a collar transaction, which is a combination of put options and call options that can limit, but not eliminate, the risk that their value will decrease. Because buying options in connection with these transactions may, under certain circumstances, involve a limited degree of investment leverage, subject to the Derivatives Guidelines discussed above, the Fund will not enter into any spreads or straddles if, as a result, more than 5% of its total assets will be invested in, or exposed to, options and swap agreements (at the time of investment).

SWAP AGREEMENTS. The Fund may enter into swap agreements for the purpose of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in a security that yielded or produced that desired return. These instruments also may be used for tax and/or cash management purposes, hedging the Fund's investments against a decline in value and/or to enhance Fund returns. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a particular security, or at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement. The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of assets segregated on the books of the Fund or its custodian, consisting of cash, U.S government securities, or any liquid assets, to limit any potential leveraging of the Fund's portfolio. These assets will be marked-to-market daily, and the Fund will increase the aggregate value of the assets, as necessary, to ensure that the assets are at least equal to the amount of any accrued but unpaid net amounts owed to a swap counterparty. The Fund will not enter into a swap agreement with any single party if the net amount that would be owed or received under contracts with that party would exceed 5% of the Fund's total assets. Investments in swaps are also subject to the Fund's Derivative Guidelines.

Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the ability of the manager to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The manager will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain positions adopted by the Internal Revenue Service may limit the Fund's ability to use swap agreements in a desired tax strategy.

The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements, to realize amounts to be received under such agreements, or to enter into swap agreements, or could have adverse tax consequences.

EQUITY SECURITIES Equity securities represent a proportionate share of the ownership of a company; their value is based on the success of the company's business and the value of its assets, as well as general market conditions. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners also may participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares.

Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have different voting rights. Equity securities also may include convertible securities, warrants or rights or equity interests in trusts, partnerships, joint ventures or similar enterprises. Convertible securities typically are debt securities or preferred stocks that are convertible into common stock after certain time periods or under certain circumstances. See "Convertible securities" above for more information. Warrants or rights give the holder the right to purchase a common stock at a given time for a specified price.

FOREIGN SECURITIES The Fund invests in foreign securities. Under normal circumstances, the Fund will invest in issuers located in at least three different countries (including the U.S.). Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the U.S. Foreign companies generally are not subject to uniform accounting or financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. From time to time, trading in a foreign market may be interrupted and the Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value. Foreign markets have substantially less volume than the NYSE and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S.

Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Furthermore, in some countries the repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

CURRENCY. The Fund's management endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies that would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.

The Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which the Fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded.

Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on that Fund. Through the Fund's flexible policy, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where from time to time it places the investments of the Fund.

The exercise of this flexible policy may include decisions to buy securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

EMERGING/DEVELOPING MARKETS. The Fund may invest up to 100% of its assets in emerging market countries. Emerging market countries are (i) countries that are generally considered developing by the International Bank of Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation; or (ii) countries that are classified by the United Nations or otherwise regarded by their authorities as developing; or (iii) countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International World Index. Emerging market companies are (i) companies whose principal securities trading markets are in emerging market countries; or (ii) companies that derive 50% or more of their total revenue from either goods or services produced or sales made in emerging market countries; or (iii) companies that have 50% or more of their assets in emerging market countries; or (iv) companies that are linked to currencies of emerging market countries; or (v) companies that are organized under the laws of, or with principal offices in, emerging market countries.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in many developing countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in some developing countries may be slowed or reversed by unanticipated political or social events in such countries.

In addition, many of the countries in which the Fund may invest have experienced substantial, and during some periods, extremely high rates of inflation, for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in developing countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in certain developing countries. Finally, even though the currencies of some developing countries, such as certain Eastern European countries may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Fund's shareholders.

ILLIQUID SECURITIES Consistent with the SEC Staff's current position on illiquid securities, the Fund may not invest more than 15% of its net assets in illiquid securities. An illiquid asset is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the mutual fund has valued the investment on its books.

Securities that are acquired outside the U.S. and that are publicly traded in the U.S. or on a foreign securities exchange or in a foreign securities market are not considered by the Fund to be illiquid assets if: (a) the Fund reasonably believes it can dispose of the securities for cash in the U.S. or foreign market, or (b) current market quotations are readily available. Investments may be in securities of foreign issuers, whether located in developed or undeveloped countries.

The Fund may invest in legally restricted securities (such as those issued pursuant to an exemption from the registration requirements of the federal securities laws) where such investments are consistent with the Fund's investments objective. To the extent the manager determines there is a liquid institutional or other market for these securities, the Fund considers them to be liquid securities. An example is a restricted security that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the 1933 Act), and for which a liquid institutional market has developed.

The board of directors of the Fund will review any determination by the manager to treat a restricted security as liquid on an ongoing basis, including the manager's assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, the manager and the board will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may increase if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.

The sale of restricted or illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the OTC markets. Restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

The risk to the Fund in holding illiquid securities is that they may be more difficult to sell if the Fund wants to dispose of the security in response to adverse developments or in order to raise money for redemptions or other investment opportunities. Illiquid trading conditions may also make it more difficult for the Fund to realize a security's fair value.

INVESTMENT COMPANIES The Fund may invest in investment companies that invest principally in securities in which the Fund is authorized to invest. Section 12(d)(1) of the 1940 Act limits the Fund to: (i) investing not more than 10% of its total assets in the securities of other investment companies; (ii) investing not more than 5% of its total assets in the securities of any one investment company; and (iii) acquiring not more than 3% of the outstanding voting securities of the acquired investment company. To the extent the Fund invests in other investment funds, the Fund's shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The Fund also can invest its cash balances in affiliated or unaffiliated money market funds to the extent permitted by its investment policies and restrictions, without regard to the percentage limits above.

CLOSED-END INVESTMENT COMPANIES. To encourage indirect foreign investment in their capital markets, some countries, including South Korea, Chile and India, have permitted the creation of closed-end investment companies. Pursuant to the restrictions stated above, shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If the Fund acquires shares of closed-end investment companies, shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.

LOANS OF PORTFOLIO SECURITIES To generate additional income, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 33 1/3% of the value of the Fund's total assets (including all collateral as part of the Fund's total assets), measured at the time of the most recent loan. For each loan, the borrower must maintain with the Fund's custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with an initial market value at least equal to 102% of the market value of the domestic securities loaned (or 105% of the market value of foreign securities loaned), including any accrued interest thereon. Such collateral will be marked-to-market daily, and if the coverage falls below 100%, the borrower will be required to deliver additional collateral equal to at least 102% of the market value of the domestic securities loaned (or 105% of the foreign securities loaned). The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund also continues to receive any distributions paid on the loaned securities. The Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the manager intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the manager has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the manager otherwise believes it necessary to vote. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The Fund will loan its securities only to parties who meet creditworthiness standards approved by the Fund's board of directors, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

LOANS TO AFFILIATED INVESTMENT COMPANIES Subject to the Fund's fundamental restrictions on lending, the Fund may also make loans to affiliated investment companies or other affiliated entities, pursuant to the Borrowing Order granted by the SEC in September 1999. See "Borrowing from affiliated investment companies" above for more information on the Borrowing Order. These lending transactions may include terms that are more favorable than those which would otherwise be available from lending institutions. The Fund may also, under certain conditions, lend cash to other funds in Franklin Templeton Investments at rates higher than those that the Fund would receive if the Fund loaned cash to banks through short-term lending transactions, such as repurchase agreements. The duration of interfund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days. Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. The Fund may not lend to another fund through the credit facility if the loan would cause its aggregate outstanding loans through the credit facility to exceed 5% of its net assets for equity funds or 7.5% of its net assets for taxable bond funds at the time of the loan. Also, the Fund's interfund loans to any one fund shall not exceed 5% of the lending fund's net assets.

REPURCHASE AGREEMENTS The Fund generally will have a portion of its assets in cash or cash equivalents for a variety of reasons, including to satisfy redemption requests from shareholders, waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its assets, the Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund's ability to sell the underlying securities. The Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

A repurchase agreement with more than seven days to maturity is considered an illiquid security and is subject to the Fund's investment restriction on illiquid securities.

SUBSCRIPTION RIGHTS With the exception of the fundamental investment restrictions above, nothing herein shall be deemed to prohibit the Fund from purchasing the securities of any issuer pursuant to the exercise of subscription rights distributed to the Fund by the issuer. Foreign corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price below the market price of the shares. The failure to exercise such rights would result in dilution of the Fund's interest in the issuing company. Therefore, the exception applies in cases where the limits set forth in any investment policy or restriction would otherwise be exceeded by exercising rights, or have already been exceeded as a result of fluctuations in the market value of the Fund's portfolio securities.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the securities in which the Fund normally invests or the economies of the countries where the Fund invests. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

Temporary defensive investments generally may include (1) unaffiliated or affiliated money market funds and investment companies (to the extent allowed by the 1940 Act or exemptions granted thereunder and the Fund's fundamental investment policies and restrictions); (2) bank time deposits denominated in the currency of any major nation with less than seven days remaining to maturity;
(3) bankers' acceptances; (4) certificates of deposits; (5) debt securities of foreign companies; (6) floating rate securities (if money market fund eligible);
(7) repurchase agreements with banks and broker-dealers; (8) commercial paper rated A-1 by S&P or Prime-1 by Moody's or, if unrated, issued by a company which, at the date of investment, had an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's; (9) U.S. government securities maturing in 13 months or less; and (10) a variety of other high quality short-term investments. For additional information about these types of investments, see "Debt securities" above.

POLICIES AND PROCEDURES REGARDING THE RELEASE OF PORTFOLIO HOLDINGS The Fund's overall policy with respect to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Fund will not make available to anyone non-public information with respect to its portfolio holdings, until such time as the information is made available to all shareholders or the general public.

For purposes of this policy, portfolio holdings information does not include aggregate, composite or descriptive information that does not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the applicable U.S. registered fund. Information excluded from the definition of portfolio holdings information generally includes, without limitation: (1) descriptions of allocations among asset classes, regions, countries or industries/sectors; (2) aggregated data such as average or median ratios, market capitalization, credit quality or duration; (3) performance attributions by industry, sector or country; or (4) aggregated risk statistics. Such information, if made available to anyone, will be made available to any person upon request, but, because such information is generally not material to investors, it may or may not be posted on the Fund's website. In addition, other information may also be deemed to not be portfolio holdings information if, in the reasonable belief of the Fund's Chief Compliance Officer (or his/her designee), the release of such information would not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the Fund.

Consistent with current law, the Fund releases complete portfolio holdings information each fiscal quarter through regulatory filings with no more than a 60-day lag.

In addition, a complete list of the Fund's portfolio holdings is released 30 calendar days after the end of each calendar quarter. Other portfolio holdings information, such as the Fund's top 10 holdings, may be released monthly on the Fund's website, no sooner than five days after the end of each month. Released portfolio holdings information can be viewed on franklintempletoninstitutional.com.

To the extent that this policy would require the release of portfolio holdings information regarding a particular portfolio holding for the Fund, the portfolio manager for the Fund may request that the holding be withheld from the portfolio holdings information if the holding is the subject of ongoing purchase or sale orders/programs, or if the release of such portfolio holdings information would otherwise be sensitive or inappropriate due to liquidity and other market considerations, in each case as determined by the portfolio manager in consultation with the head of Global Investment Adviser Compliance (or his/her designee).

Exceptions to the portfolio holdings release policy will be made only when: (1) the Fund has a legitimate business purpose for releasing portfolio holdings information to selected third parties in advance of release to all shareholders or the general public; (2) the recipient is subject to a duty of confidentiality pursuant to a signed non-disclosure agreement; and (3) the release of such information would not otherwise violate the antifraud provisions of the federal securities laws or the Fund's fiduciary duties. The determination of whether the Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public shall be made by the Fund's Chief Compliance Officer or his/her designee, following a request submitted in writing. The Chief Compliance Officer will report to the board of directors on exceptions granted to the policy, along with an explanation of the legitimate business purpose that is served as a result of the exception.

The eligible third parties to whom portfolio holdings information may be released in advance of general release fall into the following categories: data consolidators, including rating agencies, fund rating/ranking services and other data providers; service providers to the Fund; shareholders of a fund to whom such fund has determined to process a redemption request in-kind based upon a determination by the Fund's portfolio manager and the Fund's Chief Compliance Officer (or his/her designee) that such redemption in-kind is in the best interests of the redeeming fund and its remaining shareholders; provided, however, that the portfolio holdings information so released in advance of the actual delivery of the redemption proceeds is limited to only that information reasonably necessary to allow the shareholder to prepare for receipt of the in-kind redemption proceeds; municipal securities brokers using the Investor Tools product; and certain entities approved by the Fund's Chief Compliance Officer (or his/her designee) on a case-by-case basis, in limited circumstances, including where the release of such information is required by foreign law or regulation (in these situations, the recipient will be requested to execute a non-disclosure agreement).

The specific entities to whom the Fund may provide portfolio holdings in advance of their release to the general public are:

o Bloomberg, Capital Access, CDA (Thomson Financial), FactSet, Fidelity Advisors, Lipper Inc., Morningstar, Standard & Poor's, Vestek, and Fidelity Management Trust Company, all of whom may receive portfolio holdings information 15 days after the quarter end

o Service providers to the Fund that receive portfolio holdings information from time to time in advance of general release in the course of performing, or to enable them to perform, services for the Fund, including: CUSTODIAN BANK:
JPMorgan   Chase  Bank;   INDEPENDENT   REGISTERED   PUBLIC   ACCOUNTING   FIRM:
PricewaterhouseCoopers LLP; OUTSIDE FUND LEGAL COUNSEL: Stradley Ronon Stevens & Young, LLP; INDEPENDENT DIRECTORS'/TRUSTEES' COUNSEL: Bleakley, Platt & Schmidt, LLP; PROXY VOTING SERVICES: Glass, Lewis & Co. and RiskMetrics Group; BROKERAGE ANALYTICAL SERVICES: Sanford Bernstein, Brown Brothers Harriman, Royal Bank of Canada Capital Markets, JP Morgan Securities Inc.; FINANCIAL PRINTERS: RR Donnelley & Sons Company or GCOM Solutions, Inc.

In all cases, eligible third parties are required to execute a non-disclosure agreement. Non-disclosure agreements include the following provisions:

     o The recipient agrees to keep confidential any portfolio holdings information received until such information either is released to the public or the release is otherwise approved by the head of Global Compliance (or his/her designee) or the Fund's Chief Compliance Officer (or his/her designee);

     o The recipient agrees not to trade on the non-public information received; and

     o The recipient agrees to refresh its representation as to confidentiality and abstention from trading upon request from Franklin Templeton Investments.

In no case does the Fund receive any compensation in connection with the arrangements to release portfolio holdings information to any of the above-described recipients of the information.

Several investment managers within Franklin Templeton Investments (F-T Managers) serve as investment managers to offshore funds that are registered or otherwise authorized for sale with foreign regulatory authorities. The release of portfolio holdings information for such offshore funds is excluded from the Fund's portfolio holdings release policy if such information is given to offshore banks, broker-dealers, insurance companies, registered investment managers and other financial institutions (offshore investment managers) with discretionary authority to select offshore funds on behalf of their clients. Because such offshore funds may from time to time invest in securities substantially similar to those of the Fund, there is the risk that such portfolio holdings information may be used to trade inappropriately against the Fund. To mitigate such risks, such information may only be disclosed for portfolio analytic purposes, such as risk analysis/asset allocation, and the offshore investment manager will be required to execute a non-disclosure agreement, whereby such offshore investment manager agrees to maintain such information as confidential, including limiting the dissemination of such information within its organization, and not to trade in any shares of any U.S. registered Franklin or Templeton fund, including the Fund.

In addition, some F-T Managers serve as investment managers to various bank commingled trusts maintained by a Franklin Templeton Investments trust company, to various Canadian institutional pooled funds, to separate accounts, and as sub-advisers to other mutual funds not within the Franklin Templeton Investments fund complex. Such trusts, pooled funds, accounts and other funds (collectively, "other accounts") are not subject to the Fund's portfolio holdings release policy. However, in some instances the portfolio holdings of such other accounts may be similar to and, in certain cases, nearly identical to those of a Franklin Templeton mutual fund, including the Fund. In the case of bank commingled trusts and Canadian institutional pooled funds, to mitigate risks that such portfolio holdings information may be used to trade inappropriately against a mutual fund, the recipient of such portfolio holdings information will be required to execute a non-disclosure agreement similar to the one described above for offshore funds. With respect to the other mutual funds not within the Franklin Templeton Investments fund complex, the sponsors of such funds may disclose the portfolio holdings of such funds at different times than the Fund discloses its portfolio holdings.

The Fund's portfolio holdings release policy and all subsequent amendments have been reviewed and approved by the Fund's board of directors, and any other material amendments shall also be reviewed and approved by the board. The investment manager's compliance staff conducts periodic reviews of compliance with the policy and provides at least annually a report to the board of directors regarding the operation of the policy and any material changes recommended as a result of such review. The investment manager's compliance staff also will report to the board on exceptions granted to the policy, along with an explanation of the legitimate business purpose of the Fund that is served as a result of the exception.

OFFICERS AND DIRECTORS
------------------------------------------------------------------------------

Templeton Institutional Funds, Inc. (the Company) has a board of directors. Each director will serve until that person resigns and/or a successor is elected and qualified. The board is responsible for the overall management of the Fund, including general supervision and review of the Fund's investment activities. The board, in turn, elects the officers of the Company who are responsible for administering the Fund's day-to-day operations.

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Company, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below.

INDEPENDENT BOARD MEMBERS

-------------------------------------------------------------------------------------------------------
                                                          NUMBER OF
                                                       PORTFOLIOS IN
                                                        FUND COMPLEX
NAME, YEAR OF                            LENGTH OF      OVERSEEN BY
BIRTH AND ADDRESS       POSITION        TIME SERVED     BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------
Harris J. Ashton        Director         Since 1992        141                  Bar-S Foods (meat
(1932)                                                                           packing company).
500 East Broward
Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
------------------------------------------------------------------------------------------------------
[Ann Torre Bates         Director            Since            27                SLM Corporation (Sallie
(1958)                                       January 2008                       Mae) and Allied Capital
500 East Broward                                                                Corporation (financial
Blvd.                                                                           services).
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Independent strategic and financial consultant; and FORMERLY, Executive Vice
President and Chief Financial Officer, NHP Incorporation (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (unitl 1995).]
-------------------------------------------------------------------------------------------------------
Frank J. Crothers       Director             Since 1990       20                Fortis, Inc. utility
(1944)                                                                          holding company),
500 East Broward                                                                Nuinsco Resources Limited
Blvd.                                                                           (mineral exploration),
Suite 2100                                                                      Fidelity Merchant Bank &
Fort Lauderdale, FL                                                             Trust (Cayman) Limited
33394-3091                                                                      (financial services), C.A.
                                                                                Bancorp Inc. (financial
                                                                                services), Victory Nickel
                                                                                Inc. (mineral
                                                                                exploration), ABACO
                                                                                Markets Limited (retail
                                                                                distributors),and Belize
                                                                                Electricity Limited
                                                                                (electric utility).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Island Corporate Holdings Ltd.; Director and Vice Chairman,  Caribbean
Utilities Company Ltd.; Director,  Provo Power Company Ltd.; director of various other business and nonprofit  organizations;  and FORMERLY,  Chairman,  Atlantic
Equipment & Power Ltd. (1977-2003).

-------------------------------------------------------------------------------------------------------
Edith E. Holiday        Director and         Director since    141               Hess Corporation
(1952)                  Lead                 1996 and Lead                       (exploration and
500 East Broward        Independent          Independent                         refining of oil and
Blvd.                   Director             Director since                      gas), H.J. Heinz Company
Suite 2100                                   December 2007                       (processed foods and
Fort Lauderdale, FL                                                              allied products), RTI
33394-3091                                                                       International Metals, Inc.
                                                                                 (manufacture and
                                                                                 distribution of titanium),
                                                                                 Canadian National Railway
                                                                                 (railroad) and White
                                                                                 Mountains Insurance Group,
                                                                                 Ltd. (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993);
General Counsel to the United States Treasury Department (1989-1990); and
Counselor to the Secretary and Assistant Secretary for Public Affairs and Public
Liaison-United States Treasury Department (1988-1989).
-------------------------------------------------------------------------------------------------------------
David W. Niemiec        Director              Since 2005       20                Emeritus Corporation (assisted
(1949)                                                                           living) and OSI
500 East Broward                                                                 Pharmaceuticals, Inc.
Blvd.                                                                            (pharmaceutical products).
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Advisor, Saratoga Partners (private equity fund); Director, various private companies; and FORMERLY,
Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon Read (investment banking)
(1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
-------------------------------------------------------------------------------------------------------------
Frank A. Olson          Director              Since 2003       141               Hess Corporation (exploration
(1932)                                                                           and refining of oil and
500 East Broward                                                                 gas) and Sentient Jet
Blvd.                                                                            (private jet service).
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus,  The Hertz Corporation (car rental) (since 2000) (Chairman of the Board  (1980-2000) and Chief Executive Officer  (1977-1999));  and FORMERLY,
Chairman of the Board,  President and Chief Executive  Officer,  UAL Corporation
(airlines).
-------------------------------------------------------------------------------------------------------------
Larry D. Thompson       Director              Since 2005       141               None
(1945)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President - Government Affairs, General Counsel and Secretary,
PepsiCo, Inc. (consumer products); and FORMERLY, Director, Delta Airlines
(aviation) (2003-2005) and Providian Financial Corp. (credit card provider)
(1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting
Professor, University of Georgia School of Law (2004); and Deputy Attorney
General, U.S. Department of Justice (2001-2003).
-------------------------------------------------------------------------------------------------------------
Constantine D.           Director             Since 1990       20                None
Tseretopoulos (1954)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY, Cardiology Fellow, University of Maryland
(1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center
(1982-1985).
-------------------------------------------------------------------------------------------------------------
Robert E. Wade (1946)   Director               Since April     34               El Oro and Exploration
500 East Broward Blvd.                         2007                              Co., p.l.c. (investments)
Suite 2100                                                                       and ARC Wireless Solutions,
Fort Lauderdale, FL                                                              Inc. (wireless components
33394-3091                                                                       and network products).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Practicing attorney.
-------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS


-------------------------------------------------------------------------------------------------------
                                                          NUMBER OF
                                                       PORTFOLIOS IN
                                                        FUND COMPLEX
NAME, YEAR OF                            LENGTH OF      OVERSEEN BY
BIRTH AND ADDRESS       POSITION        TIME SERVED     BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------
**Charles B. Johnson    Director,        Director and       141                  None
(1933)                  Chairman         Vice President
One Franklin Parkway    of the           since 1993 and
San Mateo, CA           Board and        Chairman of
94403-1906              Vice President   the Board
                                         since 1995

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board,  Member - Office of the Chairman and  Director,  Franklin
Resources,  Inc.;  Director,  Templeton  Worldwide,  Inc.;  and  officer  and/or director or trustee,  as the case may be, of some of the other  subsidiaries  of
Franklin  Resources,  Inc.  and of 42 of the  investment  companies  in Franklin
Templeton Investments.
----------------------- --------------------- ---------------- ----------------- ----------------------------
**Gregory E. Johnson    Trustee               Since April      92                None
(1961)                                        2007
One Franklin Parkway
San Mateo, CA
94403-1906


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director,  President and Chief  Executive  Officer,  Franklin  Resources,  Inc.;
President, Templeton Worldwide, Inc.; Director, Templeton Asset Management Ltd.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources,  Inc. and of 33 of the investment  companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
James M. Davis          Chief Compliance      Chief            Not Applicable    Not Applicable
(1952)                  Officer and Vice      Compliance
One Franklin Parkway    President - AML       Officer since
San Mateo, CA           Compliance            2004 and Vice
94403-1906                                    President -
                                              AML Compliance
                                              since 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director,  Global Compliance,  Franklin Resources,  Inc.; officer of some of the other  subsidiaries  of Franklin  Resources,  Inc.  and of 46 of the  investment
companies  in  Franklin  Templeton  Investments;   and  FORMERLY,   Director  of
Compliance, Franklin Resources, Inc. (1994-2001).
-------------------------------------------------------------------------------------------------------------
Jimmy D. Gambill        Senior Vice President   Since 2002       Not Applicable        Not Applicable
(1947)                  and Chief Executive
500 East Broward        Officer-Finance and
Blvd.                   Administration
Suite 2100
Fort Lauderdale, FL
33394-3091


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President,  Franklin Templeton Services,  LLC; Senior Vice President,  Templeton
Worldwide,  Inc.;  and  officer of some of the other  subsidiaries  of  Franklin
Resources,  Inc. and of 46 of the  investment  companies  in Franklin  Templeton
Investments.
-------------------------------------------------------------------------------------------------------------
David P. Goss (1947)    Vice President        Since 2000       Not Applicable    Not Applicable
One Franklin Parkway
San Mateo, CA
94403-1906


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin Resources, Inc.; and officer of
46 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
Rupert H. Johnson,      Vice President        Since 1996       Not Applicable    Not Applicable
Jr. (1940)
One Franklin Parkway
San Mateo, CA
94403-1906


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.; Director,  Franklin Advisers,  Inc. and Templeton Worldwide,  Inc.; Senior
Vice President,  Franklin Advisory Services, LLC; and officer and/or director or trustee,  as the case may be,  of some of the  other  subsidiaries  of  Franklin
Resources,  Inc. and of 44 of the  investment  companies  in Franklin  Templeton
Investments.
-------------------------------------------------------------------------------------------------------------
John R. Kay (1940)      Vice President        Since 1994       Not Applicable    Not Applicable
500 East Broward
Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Templeton Worldwide, Inc.; Senior Vice President, Franklin
Templeton Services, LLC; and officer of some of the other subsidiaries of
Franklin Resources, Inc. and of 32 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Vice President and Controller, Keystone
Group, Inc.
-------------------------------------------------------------------------------------------------------------
Mark Mobius  (1936)     Vice President        Since 1993       Not Applicable    Not Applicable
17th Floor
The Chater House
8 Connaught Road
Central Hong Kong

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Portfolio Manager of various Templeton advisory affiliates; Managing Director,
Templeton Asset Management Ltd.; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton Investments; and FORMERLY, President,
International Investment Trust Company Limited (investment manager of Taiwan R.O.C.
Fund) (1986-1987); and Director, Vickers da Costa, Hong Kong (1983-1986).
-------------------------------------------------------------------------------------------------------------
Gary P. Motyl (1952)    President and Chief   Since 2005       Not Applicable    Not Applicable
Molumphy (1962)         Executive Officer -
500 East Broward Blvd.  Investment
Suite 2100              Management
Fort Lauderdale, FL
33394-3096

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Templeton Investment Counsel, LLC; and  and officer and/or director of some of the other  subsidiaries  of Franklin  Resources,  Inc.
-------------------------------------------------------------------------------------------------------------
Robert C. Rosselot      Secretary             Since 2004       Not Applicable    Not Applicable
(1960)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate  General Counsel,  Franklin  Templeton  Investments;  Assistant
Secretary,  Franklin  Resources,  Inc.; Vice President and Secretary,  Templeton
Investment Counsel, LLC; Vice President,  Secretary and Trust Officer, Fiduciary
Trust International of the South; and officer of 14 of the investment  companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
Gregory R. Seward       Treasurer             Since 2004       Not Applicable    Not Applicable
(1956)
500 East Broward
Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 18 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice
President, JPMorgan Chase (2000-2004) and American General Financial Group
(1991-2000).
-------------------------------------------------------------------------------------------------------------
Craig S. Tyle (1960)    Vice President        Since 2005       Not Applicable    Not Applicable
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner,
Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).
-------------------------------------------------------------------------------------------------------------
Galen Vetter (1951)     Chief Financial       Since 2004       Not Applicable          Not Applicable
500 East Broward        Officer and Chief
Blvd.                   Accounting Officer
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President,  Franklin Templeton Services, LLC; officer of some of the other  subsidiaries  of Franklin  Resources,  Inc.  and of 46 of the  investment companies in Franklin Templeton  Investments;  and FORMERLY,  Managing Director,
RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987
and 1991-2004).
-------------------------------------------------------------------------------------------------------------


* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered an interested person of the Company under the federal securities laws due to his position as an officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Company under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this SAI. It is possible that after this date, information about officers may change.

The Company's noninterested board members constitute the sole noninterested board members of 14 investment companies in the Franklin Templeton Investments complex for which each noninterested board member currently is paid a $145,000 annual retainer fee, together with a $7,000 per meeting fee for attendance at each regularly scheduled board meeting, a portion of which fees are allocated to the Company. The Company's lead independent director is paid an annual supplemental retainer of $15,000 for service to such investment companies, a portion of which is allocated to the Company. Board members who serve on the Audit Committee of the Company and such other funds receive a flat fee of $3,000 per Committee meeting attended in person and $2,000 per telephonic meeting, a portion of which is allocated to the Company. David W. Niemiec, who serves as chairman of the Audit Committee of the Company and such other funds receives an additional fee of $10,000 per year, a portion of which is allocated to the Company. Members of the Committee are not separately compensated for any committee meeting held on the day of a regularly scheduled board meeting. The foregoing fee arrangements went into effect after June 1, 2007, and the following table reflects fees paid prior to such date under arrangements then in effect.

                                                  TOTAL FEES          BOARDS IN
                                                  RECEIVED           FRANKLIN
                                   TOTAL FEES       FROM             TEMPLETON
                                   RECEIVED       FRANKLIN          INVESTMENTS
                                   FROM THE       TEMPLETON          ON WHICH
                                   COMPANY/1     INVESTMENTS/2         EACH
NAME                                 ($)            ($)              SERVES/3
-------------------------------------------------------------------------------
Harris J. Ashton                     [#]            [#]                   42
Ann Torre Bates(4)                   N/A            [#]                   16
Frank J. Crothers                    [#]            [#]                   14
Edith E. Holiday                     [#]            [#]                   42
David W. Niemiec                     [#]            [#]                   14
Frank A. Olson                       [#]            [#]                   41
Larry D. Thompson                    [#]            [#]                   40
Constantine D. Tseretopoulos         [#]            [#]                   14
Robert E. Wade(4)                    [#]            [#]                   18

1. For the fiscal year ended December 31, 2007.
2. For the calendar year ended December 31, 2007.
3. We base the number of boards on the number of U.S. registered investment companies in Franklin Templeton Investments. This number does not include the total number of series or portfolios within each investment company for which the board members are responsible.
4. Mr. Wade and Ms. Bates also are independent board members of Franklin Mutual Series Fund Inc. and may, in the future, receive payments pursuant to a discontinued retirement plan that generally provides payments to independent board members who have served seven years or longer for such fund.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings and are paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Company or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the Franklin Templeton funds, as is consistent with their individual financial goals. In February 1998, this policy was formalized through the adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund (excluding committee fees) in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund (excluding committee fees) in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual retainer and regular board meeting fees paid to such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three-year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

The following tables provide the dollar range of equity securities beneficially owned by the board members of the Company on December 31, 2007.

INDEPENDENT BOARD MEMBERS

                                              AGGREGATE DOLLAR RANGE
                                         OF EQUITY SECURITIES IN ALL FUNDS
                                        OVERSEEN BY THE BOARD MEMBER IN THE
NAME OF BOARD MEMBER                      FRANKLIN TEMPLETON FUND COMPLEX
--------------------- --------------------------------------------------------
Harris J. Ashton                               [Over $100,000]
Ann Torre Bates                                [Over $100,000]
Frank J. Crothers                              [Over $100,000]
Edith E. Holiday                               [Over $100,000]
David W. Niemiec                               [Over $100,000]
Frank A. Olson                                 [Over $100,000]
Larry D. Thompson                              [Over $100,000]
Constantine D. Tseretopoulos                   [Over $100,000]
Robert E. Wade                                 [Over $100,000]

INTERESTED BOARD MEMBERS


                                              AGGREGATE DOLLAR RANGE
                                         OF EQUITY SECURITIES IN ALL FUNDS
                                        OVERSEEN BY THE BOARD MEMBER IN THE
NAME OF BOARD MEMBER                      FRANKLIN TEMPLETON FUND COMPLEX
--------------------- --------------------------------------------------------
Charles B. Johnson                               [Over $100,000]
Gregory E. Johnson                               [Over $100,000]

BOARD COMMITTEES The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Company's independent registered public accounting firm (auditors), including evaluating their independence and meeting with such auditors to consider and review matters relating to the Fund's financial reports and internal controls. The Audit Committee is comprised of the following independent directors of the Company:
Ann Torre Bates, Frank J. Crothers, David W. Niemiec, Frank A. Olson and Constantine D. Tseretopoulos. The Nominating Committee is comprised of the following independent directors of the Company: Frank J. Crothers, Edith E. Holiday and Frank A. Olson.

The Nominating Committee is responsible for selecting candidates to serve as board members and recommending such candidates (a) for selection and nomination as independent board member by the incumbent independent board member and the full board; and (b) for selection and nomination as interested board members by the full board.

When the board has or expects to have a vacancy, the Nominating Committee receives and reviews information on individuals qualified to be recommended to the full board as nominees for election as board members, including any recommendations by "Qualifying Fund Shareholders" (as defined below). To date, the Nominating Committee has been able to identify, and expects to continue to be able to identify, from its own resources an ample number of qualified candidates. The Nominating Committee, however, will review recommendations from Qualifying Fund Shareholders to fill vacancies on the board if these recommendations are submitted in writing and addressed to the Nominating Committee at the Company's office at P.O. Box 33030, St. Petersburg, FL 33733-8030 and are presented with appropriate background material concerning the candidate that demonstrates his or her ability to serve as a board member, including as an independent board member, of the Company. A Qualifying Fund Shareholder is a shareholder who (i) has continuously owned of record, or beneficially through a financial intermediary, shares of the Fund having a net asset value of not less than two hundred and fifty thousand dollars ($250,000) during the 24-month period prior to submitting the recommendation; and (ii) provides a written notice to the Nominating Committee containing the following information: (a) the name and address of the Qualifying Fund Shareholder making the recommendation; (b) the number of shares of the Fund which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (c) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (d) the name, age, date of birth, business address and residence address of the person or persons being recommended; (e) such other information regarding each person recommended by such Qualifying Fund Shareholder as would be required to be included in a proxy statement filed pursuant to the proxy rules of the SEC had the nominee been nominated by the board; (f) whether the shareholder making the recommendation believes the person recommended would or would not be an "interested person" of the Fund, as defined in the 1940 Act; and (g) the written consent of each person recommended to serve as a board member of the Fund if so nominated and elected/appointed.

The Nominating Committee may amend these procedures from time to time, including the procedures relating to the evaluation of nominees and the process for submitting recommendations to the Nominating Committee.

During the fiscal year ended December 31, 2007, the Audit Committee met [three] times; the Nominating Committee met [four] times.

FAIR VALUATION AND LIQUIDITY
------------------------------------------------------------------------------

The Company's board of directors has delegated to the manager the task of ensuring that regulatory guidelines governing the fair valuation for securities are applied to the Fund and that the required level of liquidity is maintained. The manager has formed a Valuation & Liquidity Oversight Committee (VLOC) to oversee these obligations. The VLOC oversees and administers the policies and procedures governing fair valuation and liquidity determination of securities. The VLOC meets monthly to review and approve fair value and liquidity reports and conduct other business, and meets whenever necessary to review potential significant market events and take appropriate steps to adjust valuations in accordance with established policies. The VLOC provides regular reports that document its activities to the board of directors for its review and approval of pricing determinations at scheduled meetings. VLOC meeting minutes are regularly submitted to the board of directors for their review.

The Company's policies and procedures governing fair valuation and liquidity determination of securities have been initially reviewed and approved by the board of directors and any material amendments will also be reviewed and approved by the board. The manager's compliance staff conducts periodic reviews of compliance with the policies and provides at least annually a report to the board of directors regarding the operation of the policies and any material changes recommended as a result of such review.

PROXY VOTING POLICIES AND PROCEDURES
------------------------------------------------------------------------------
The board of directors of the Company on behalf of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund's manager Templeton Investment Counsel, LLC in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the manager.

The manager has delegated its administrative duties with respect to the voting of proxies to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the manager's instructions and/or policies.

To assist it in analyzing proxies, the manager subscribes to RiskMetrics Group (RiskMetrics), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. In addition, the manager subscribes to Glass, Lewis & Co., LLC (Glass Lewis), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics' and/or Glass Lewis' analyses are thoroughly reviewed and considered in making a final voting decision, the manager does not consider recommendations from RiskMetrics, Glass Lewis or any other third party to be determinative of the manager's ultimate decision. The manager votes proxies solely in the interests of the Fund and its shareholders. As a matter of policy, the officers, directors/trustees and employees of the Fund, the manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders. Efforts are made to resolve all conflicts in the interests of the manager's clients. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, broker and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. In situations where a material conflict of interest is identified, the Proxy Group will refer the matter, along with the recommended course of action by the manager to an interdepartmental Proxy Review Committee (which may include portfolio managers and/or research analysts employed by the manager), for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis or those of another independent third party provider of proxy services; or send the proxy directly to the Fund with a recommendation regarding the vote for approval. Where the Proxy Review Committee refers a matter to the Fund, it may rely upon the instructions of a representative of the Fund, such as the board of directors or a committee of the board.

The recommendation of management on any issue is a factor which the manager considers in determining how proxies should be voted, but is not determinative of the manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the manager will not support the position of the company's management in any situation where it deems that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

MANAGER'S PROXY VOTING POLICIES AND PRINCIPLES The manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the manager cannot anticipate all future situations. In all cases, each proxy will be considered based on the relevant facts and circumstances.

BOARD OF DIRECTORS. The manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The manager may withhold votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the manager will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company's corporate governance guidelines or provisions and performance.

RATIFICATION OF AUDITORS OF PORTFOLIO COMPANIES. In light of several high profile accounting scandals, the manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, the manager will examine proposals relating to non-audit relationships and non-audit fees. The manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence.

MANAGEMENT AND DIRECTOR COMPENSATION. A company's equity-based compensation plan should be in alignment with its shareholders' long-term interests. The manager believes that executive compensation should be directly linked to the performance of the company. The manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. The manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the manager will generally oppose "golden parachutes" that are considered to be excessive. The manager will normally support proposals that require a percentage of directors' compensation to be in the form of common stock, as it aligns their interests with those of shareholders. The manager will review on a case-by-case basis any shareholder proposals to adopt policies on expensing stock option plans.

ANTI-TAKEOVER MECHANISMS AND RELATED ISSUES. The manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. On occasion, the manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders' interests. The manager generally supports proposals that require shareholder rights' plans ("poison pills") to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. The manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." The manager generally supports "fair price" provisions and confidential voting.

CHANGES TO CAPITAL STRUCTURE. The manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase and proposals seeking preemptive rights. The manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable.

MERGERS AND CORPORATE RESTRUCTURING. Mergers and acquisitions will be subject to careful review by the research analyst to determine whether each will be beneficial to shareholders. The manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring and reincorporation proposals are also subject to a thorough examination on a case-by-case basis.

SOCIAL AND CORPORATE POLICY ISSUES. The manager will generally give management discretion with regard to social, environmental and ethical issues, although the manager may vote in favor of those that are believed to have significant economic benefits or implications for the Fund and its shareholders.

GLOBAL CORPORATE GOVERNANCE. Many of the tenets discussed above are applied to proxy voting decisions for international companies. However, the manager must be more flexible in these instances and must be mindful of the varied market practices of each region.

The manager will attempt to process every proxy it receives for all domestic and foreign issuers. However, there may be situations in which the manager cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. If a security is on loan, the manager may determine that it is not in the best interests of the Fund to recall the security for voting purposes. Also, the manager may abstain from voting under certain circumstances or vote against items such as "Other Business" when the manager is not given adequate information from the company.

Shareholders may view the complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are available online at franklintempleton.com and posted on the SEC website at www.sec.gov. The proxy voting records are updated each year by August 31 to reflect the most recent 12-month period beginning July 1, 2005, and ending June 30, 2006.

MANAGEMENT AND OTHER SERVICES
------------------------------------------------------------------------------
MANAGER AND SERVICES PROVIDED The Fund's manager is Templeton Investment Counsel, LLC. The manager is an indirect, wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for the Fund to buy, hold or sell. The manager also selects the brokers who execute the Fund's portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the Fund, the manager and its officers, directors and employees are covered by fidelity insurance.

The Templeton organization has been investing globally since 1940. The managers and their affiliates have offices in Argentina, Australia, Austria, Bahamas, Belgium, Brazil, Canada, China, France, Germany, Holland (the Netherlands), Hong Kong, India, Ireland, Italy, Japan, Luxembourg, Mexico, Poland, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Turkey, United Arab Emirates, United Kingdom and United States.

The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the Fund. Similarly, with respect to the Fund, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the Fund or other funds it manages. Because the manager is a subsidiary of a financial holding company (FHC) under the Gramm-Leach-Bliley Act of 1999, federal regulations applicable to FHCs may limit or restrict the Fund's ability to acquire or hold a position in a given security when it might otherwise be advantageous for the Fund to acquire or hold that security.

The Fund, its manager and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Fund or that are currently held by the Fund, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Fund, its manager and principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the Securities and Exchange Commission (SEC).

MANAGEMENT FEES The Fund pays the manager a fee equal to an annual rate of:

o 0.70% of the value of net assets up to and including $1 billion;
o 0.68% of the value of net assets over $1 billion up to and including $5 billion;
o 0.66% of the value of net assets over $5 billion up to and including $10 billion;
o 0.64% of the value of net assets over $10 billion up to and including $15 billion;
o 0.62% of the value of net assets over $15 billion up to and including $20 billion; and
o 0.60% of the value of net assets over $20 billion.

The fee is calculated daily and paid monthly according to the terms of the management agreement.

PORTFOLIO MANAGERS This section reflects information about the portfolio managers as of [], 2007.

The following table shows the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within each category:

                                 ASSETS OF                   ASSETS OF
                   NUMBER OF      OTHER        NUMBER OF    OTHER POOLED               ASSETS OF
                     OTHER       REGISTERED     OTHER       INVESTMENT                  OTHER
                   REGISTERED    INVESTMENT     POOLED       MANAGED        NUMBER      ACCOUNTS
                   INVESTMENT    COMPANIES     INVESTMENT     VEHICLES     OF OTHER     MANAGED
                   COMPANIES      ($ X 1        VEHICLES      ($ X 1       ACCOUNTS     ($ X 1
NAME                MANAGED      MILLION)       MANAGED/1    MILLION)/1    MANAGED/1    MILLION)/1
------------------------------------------------------------------------------------------------------
Gary P. Motyl        [#]           [#]           [#]           [#]           [#]          [#]
Antonio T. Docal     [#]           [#]           [#]           [#]           [#]          [#]
Peter A. Nori        [#]           [#]           [#]           [#]           [#]          [#]
Neil Devlin          [#]           [#]           [#]           [#]           [#]          [#]

1. The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the individual managers listed would not be solely responsible for managing such listed amounts.

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation. This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures helps to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

CONFLICTS. The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

COMPENSATION. The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

         BASE SALARY Each portfolio manager is paid a base salary.

         ANNUAL BONUS Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

          O INVESTMENT PERFORMANCE. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

          O RESEARCH. Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

          O NON-INVESTMENT PERFORMANCE. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

          O RESPONSIBILITIES. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

         ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

OWNERSHIP OF FUND SHARES. The manager has a policy of encouraging portfolio managers to invest in the funds they manage. Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager.

ADMINISTRATOR AND SERVICES PROVIDED Franklin Templeton Services, LLC (FT Services) has an agreement with the Company to provide certain administrative services and facilities for the Fund. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Fund's manager and principal underwriter.

The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

ADMINISTRATION FEES The Fund pays FT Services a monthly fee equal to an annual rate of 0.20% of the Fund's average daily net assets.

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin Templeton Investor Services, LLC (Investor Services) is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is located at 100 Fountain Parkway, St. Petersburg, FL 33716-1205. Please send all correspondence to Investor Services at P.O. Box 33030, St. Petersburg, FL 33733-8030.

Investor Services receives a fee for servicing Fund shareholder accounts. The Fund also will reimburse Investor Services for certain out-of-pocket expenses necessarily incurred in servicing the shareholder accounts in accordance with the terms of its servicing contract with the Fund.

Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (primarily to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund for services provided in support of Beneficial Owners and NSCC networking system accounts.

CUSTODIAN JPMorgan Chase Bank, at its principal office at MetroTech Center, Brooklyn, NY 11245, and at the offices of its branches and agencies throughout the world, acts as custodian of the Fund's assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, CA 94111-4004, is the Fund's independent registered public accounting firm. The Independent Registered Public Accounting Firm will audit the financial statements included in the Fund's Annual Report to Shareholders.

PORTFOLIO TRANSACTIONS
-------------------------------------------------------------------------------

The manager selects brokers and dealers to execute the Fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.

When placing a portfolio transaction, the trading department of the manager seeks to obtain "best execution" -- the best combination of high quality transaction execution services, taking into account the services and products to be provided by the broker or dealer, and low relative commission rates with the view of maximizing value for the Fund and its other clients. For most transactions in equity securities, the amount of commissions paid is negotiated between the manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons within the trading department of the manager responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors. The manager may also place orders to buy and sell equity securities on a principal rather than agency basis if the manager believes that trading on a principal basis will provide best execution. Purchases of portfolio securities from underwriters will include a commission or concession paid to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The manager may cause the Fund to pay certain brokers commissions that are higher than those another broker may charge, if the manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the manager's overall responsibilities to client accounts over which it exercises investment discretion. The brokerage commissions that are used to acquire services other than brokerage are known as "soft dollars." Research provided can be either proprietary (created and provided by the broker-dealer, including tangible research products as well as access to analysts and traders) or third party (created by a third party but provided by the broker-dealer). To the extent permitted by applicable law, the manager may use soft dollars to acquire both proprietary and third party research.

The research services that brokers may provide to the manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the managers in carrying out its investment advisory responsibilities. These services may not always directly benefit the Fund. They must, however, be of value to the manager in carrying out its overall responsibilities to its clients.

It is not possible to place an accurate dollar value on the special execution or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs from many securities firms. The receipt of these products and services does not reduce the manager's research activities in providing investment advice to the Fund.

As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients.

Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the accounts and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Fund.

DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------

[TO BE UPDATED]



U.S. TREASURY CIRCULAR 230 NOTICE This discussion of "Distributions and Taxes" is not intended or written to be used, and cannot be used, by you for the purpose of avoiding any penalties that may be imposed by the Internal Revenue Service. It is not written as tax advice, and does not purport to deal with all of the federal, state or foreign tax consequences that may be applicable to your investment in the Fund. You should consult your personal tax advisor for advice on these consequences.



ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
-------------------------------------------------------------------------------

The Fund is a diversified series of Templeton Institutional Funds, Inc. (Company), an open-end management investment company, commonly called a mutual fund. The Company was organized as a Maryland corporation on July 6, 1990, and is registered with the SEC.

Certain funds in Franklin Templeton Investments offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the Fund are considered Advisor Class shares for redemption, exchange and other purposes. Additional series may be offered in the future.

The Company has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Company does not intend to hold annual shareholder meetings. The Company or a series of the Company may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. The board members may own shares in other funds in Franklin Templeton Investments.

BUYING AND SELLING SHARES
-------------------------------------------------------------------------------

The Fund continuously offer its shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Fund may be required by state law to register as securities dealers. If you buy or sell shares through your securities dealer, you may be charged a transaction processing fee by your securities dealer. Your securities dealer will provide you with specific information about any transaction processing fees you will be charged.

For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

INVESTMENT BY ASSET ALLOCATORS The Fund permits investment in the Fund by certain asset allocators (Asset Allocators) who represent underlying clients that have granted a power of attorney to the Asset Allocators to invest on their behalf. The Asset Allocators typically make asset allocation decisions across similarly situated underlying accounts that are invested in the Fund. As a result of adjustments in such asset allocation decisions, the Fund may experience relatively large purchases and redemptions when the Asset Allocators implement their asset allocation adjustment decisions. The Fund, based on monitoring of the trading activity of such Asset Allocator accounts, reserves the right to treat such Asset Allocators as market timers. In such circumstances, the Fund may restrict or reject trading activity by Asset Allocators if, in the judgment of the Fund's manager or transfer agent, such trading may interfere with the efficient management of the Fund's portfolio, may materially increase the Fund's transaction costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders. Neither the Fund, nor its investment manager nor any other affiliated party receives any compensation or other consideration in return for permitting Fund investments by Asset Allocators.

DEALER COMPENSATION Distributors and/or its non-fund affiliates may make the following additional payments out of their own assets to securities dealers that sell shares of Franklin Templeton funds:

MARKETING SUPPORT PAYMENTS. Distributors may make payments to certain dealers who are holders or dealers of record for accounts in one or more of the Franklin Templeton funds. A dealer's marketing support services may include business planning assistance, advertising, educating dealer personnel about the Franklin Templeton funds and shareholder financial planning needs, placement on the dealer's list of offered funds, and access to sales meetings, sales representatives and management representatives of the dealer. Distributors compensates dealers differently depending upon, among other factors, sales and assets levels, redemption rates and the level and/or type of marketing and educational activities provided by the dealer. Such compensation may include financial assistance to dealers that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. These payments may vary depending upon the nature of the event. Distributors will, on an annual basis, determine whether to continue such payments.

In the case of any one dealer, marketing support payments will not exceed the sum of 0.10% of that dealer's current year's total sales of Franklin Templeton mutual funds and 0.05% (or 0.03%) of the total assets respectively, of equity or fixed income funds attributable to that dealer, on an annual basis.

As noted below, Distributors may make additional payments to dealers, including dealers not listed below, related to ticket charges and various dealer-sponsored events intended to educate financial advisers and their clients about the Franklin Templeton funds. The following is a list of NASD member broker-dealers (including their respective affiliates) receiving marketing support payments as of March 31, 2007:

Advantage Capital Corporation, AG Edwards & Sons, Inc., AIG Financial Advisors, Inc., American General Securities, Inc., American Portfolios Financial Services, Inc., Ameriprise Financial Services, Inc., Associated Securities Corp., AXA Advisors, LLC, Cadaret Grant & Co., Inc., Cambridge Investment Research Inc., CCO Investment Services Corp., Chase Investment Services Corp., Citicorp Investment Services, Comerica Securities, Inc., Commerce Brokerage Services, Inc., Compass Brokerage, Inc., CUNA Brokerage Services, Inc., CUSO Financial Services, L.P., Edward Jones, Fidelity Investments Institutional Services Company, Inc., Fifth Third Securities, Inc., Financial Network Investment Corporation, FSC Securities Corporation, First Command Financial Planning, Inc., Genworth Financial Securities Corp., J.J.B. Hilliard, W.L. Lyons, Inc., IFC Holdings Inc. D/B/A INVEST Financial Corporation, ING Financial Partners, Inc., Investacorp, Inc., Investment Centers of America, Inc., Jefferson Pilot Securities Corporation, Legend Equities Corporation, Lincoln Financial Advisors Corp., Lincoln Investment Planning, Inc., Linsco/Private Ledger Corp., M&T Securities Inc., Merrill Lynch, Pierce, Fenner & Smith, Inc., Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Multi-Financial Securities Corporation, Mutual Service Corporation, NatCity Investments, Inc., National Planning Corporation, PFS Investments, Inc., PrimeVest Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Dain Rauscher, Inc., Richard D. Schubert, Inc., Robert W. Baird & Co., Inc., Royal Alliance Associates, Inc., Securities America, Inc., Signator Investors, Inc., SII Investments, Inc., Smith Barney, SunTrust Investment Services, Inc., TFS Securities, Inc., The Investment Center, Inc., UBS Financial Services, Inc., UBS Global Asset Management (US) Inc., UnionBanc Investment Services, LLC, United Planners Financial Services, U.S. Bancorp Investments, Inc., Vanderbilt Securities, LLC, Wachovia Securities, LLC, Waterstone Financial Group, Inc., Wells Fargo Investments, LLC, WM Financial Services, Inc.

Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S. persons, may exceed the above-stated limitation.

TRANSACTION SUPPORT PAYMENTS. The types of payments that Distributors may make under this category include, among others, payment of ticket charges of up to $20 per purchase or exchange order placed by a dealer or one time payments for ancillary services such as setting up funds on a dealer's mutual fund trading system.

OTHER PAYMENTS. From time to time, Distributors, at its expense, may make additional payments to dealers that sell or arrange for the sale of shares of the Fund. Such compensation may include financial assistance to dealers that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events, co-operative advertising, newsletters, and other dealer-sponsored events. These payments may vary depending upon the nature of the event, and can include travel expenses, such as lodging incurred by registered representatives and other employees in connection with training and educational meetings, client prospecting and due diligence trips.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as the NASD. Distributors makes payments for events it deems appropriate, subject to Distributors' guidelines and applicable law.

You should ask your dealer for information about any payments it receives from Distributors and any services provided.

EXCHANGE PRIVILEGE If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the Fund and exchanged into the new fund at net asset value when paid. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the Fund's investment goals exist immediately. This money will then be withdrawn from the short-term, interest-bearing money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company generally are not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

REDEMPTIONS IN KIND The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

SHARE CERTIFICATES We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

GENERAL INFORMATION If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks. The Fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven-day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the Fund at a later date. These sub-accounts may be registered either by name or number. The Fund's investment minimums apply to each sub-account. The Fund will send confirmation and account statements for the sub-accounts to the institution.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the Fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to the Fund in a timely fashion must be settled between you and your securities dealer.

Certain shareholder servicing agents may be authorized to accept your transaction request.

For institutional and bank trust accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or in the prospectus. Institutional and bank trust accounts include accounts opened by or in the name of a person (includes a legal entity or an individual) that has signed an Institutional Account Application or Bank Trust Account Application accepted by Franklin Templeton Institutional, LLC or entered into a selling agreement and/or servicing agreement with Distributors or Investor Services. For example, the Fund permits the owner of an institutional account to make a same day wire purchase if a good order purchase request is received (a) before the close of the New York Stock Exchange (NYSE) or (b) through the National Securities Clearing Corporation's automated system for processing purchase orders (Fund/SERV), even though funds are delivered by wire after the close of the NYSE. If funds to be wired are not received as scheduled, the purchase order may be cancelled or reversed and the institutional account owner could be liable for any losses or fees the Fund, Distributors and/or Investor Services may incur.

In the event of disputes involving conflicting claims of ownership or authority to control your shares, the Fund has the right (but has no obligation) to: (i) restrict the shares and require the written agreement of all persons deemed by the Fund to have a potential interest in the shares before executing instructions regarding the shares; or (ii) interplead disputed shares or the proceeds from the court-ordered sale thereof with a court of competent jurisdiction.

Should the Fund be required to defend against joint or multiple shareholders in any action relating to an ownership dispute, you expressly grant the Fund the right to obtain reimbursement for costs and expenses including, but not limited to, attorneys' fees and court costs, by unilaterally redeeming shares from your account.

The Fund may be required (i) pursuant to a validly issued levy, to turn your shares over to a levying officer who may, in turn, sell your shares at a public sale; or (ii) pursuant to a final order of forfeiture to sell your shares and remit the proceeds to the U.S. or state government as directed.

THE UNDERWRITER
------------------------------------------------------------------------------

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the Fund's shares. Distributors is located at One Franklin Parkway, San Mateo, CA 94403-1906.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's shares.

PERFORMANCE
------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return before taxes, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sale of shares quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN BEFORE TAXES Average annual total return before taxes is determined by finding the average annual rates of return over certain periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

The following SEC formula is used to calculate these figures:

P(1+T)n  = ERV

where:

P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS Average annual total return after taxes on distributions is determined by finding the average annual rates of return over certain periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes that income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., the ordinary income rate for distributions of ordinary income and net short-term capital gains, and the long-term capital gain rate for distributions of net long-term capital gains). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The Fund's sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (pre-liquidation).

The following SEC formula is used to calculate these figures:

P(1+T)n = ATV/D

where:

P = a hypothetical initial payment of $1,000
T = average annual total return (after taxes on distributions) n = number of years
ATV/D = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES Average annual total return after taxes on distributions and sale of fund shares is determined by finding the average annual rates of return over certain periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares. The calculation assumes that income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of fund shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., the ordinary income rate for distributions of ordinary income and net short-term capital gains, and the long-term capital gain rate for distributions of net long-term capital gains). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

The Fund's sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (post-liquidation).

The following SEC formula is used to calculate these figures:

P(1+T)n = ATV/DR

where:

P = a hypothetical initial payment of $1,000
T = average annual total return (after taxes on distributions and redemptions)
n = number of years
ATV/DR = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions and redemption

CUMULATIVE TOTAL RETURN Like average annual total return, cumulative total return assumes income dividends and capital gain distributions are reinvested at net asset value, the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. Cumulative total return, however, is based on the actual return for a specified period rather than on the average.

VOLATILITY Occasionally statistics may be used to show the Fund's volatility or risk. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS Sales literature referring to the use of the Fund as a potential investment for IRAs, business retirement plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

The Fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to Franklin Templeton Investments. Resources is the parent company of the advisors and underwriter of Franklin Templeton funds.

MISCELLANEOUS INFORMATION
-------------------------------------------------------------------------------

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Savings Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Savings Planner leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.

Templeton Institutional Funds, Inc. is a member of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services over 4 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton Investments has [$647] billion in assets under management for more than 7 million U.S. based mutual fund shareholder and other accounts. Franklin Templeton Investments offers 113 U.S. based open-end investment companies to the public. The Fund may identify itself by its Nasdaq symbol or CUSIP number.

Currently, there are more mutual funds than there are stocks listed on the NYSE. While many of them have similar investment goals, no two are exactly alike. Shares of the Fund are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

DESCRIPTION OF RATINGS
-------------------------------------------------------------------------------

CORPORATE OBLIGATION RATINGS

MOODY'S INVESTORS SERVICE (MOODY'S)

INVESTMENT GRADE

Aaa: Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Bonds rated Aa are judged to be high quality and are subject to very low credit risk.

A: Bonds rated A are considered upper medium-grade obligations and are subject to low credit risk.

Baa:  Bonds  rated Baa are subject to  moderate  credit risk and are  considered
medium-grade   obligations.   As  such   they  may  have   certain   speculative
characteristics.

BELOW INVESTMENT GRADE

Ba: Bonds rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Bonds rated B are considered speculative and are subject to high credit risk.

Caa: Bonds rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Bonds rated Ca are considered highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Bonds rated C are the lowest rated class of bonds and are typically in default. They have little prospects for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S (S&P(R))

The issue rating definitions are expressions in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

INVESTMENT GRADE

AAA: This is the highest rating assigned by S&P to a debt obligation. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Obligations rated AA differ from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Obligations rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher ratings categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Obligations rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BELOW INVESTMENT GRADE

BB, B, CCC, CC, C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While these obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of the adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. The C rating is also assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is still making payments.

D: Obligations rated D are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks and highlights risks to principal or volatility of expected returns that are not addressed in the credit rating.

SHORT-TERM DEBT RATINGS
------------------------------------------------------------------------------

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs and to individual short-term debt instruments. These obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted. Moody's employs the following designations to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Issuers (or supporting institutions) so rated have a superior ability to repay short-term debt obligations.

P-2 (Prime-2): Issuers (or supporting institutions) so rated have a strong ability to repay short-term debt obligations.

P-3 (Prime-3): Issuers (or supporting institutions) so rated have an acceptable ability to repay short-term debt obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P

S&P's ratings are a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days -- including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

A-1: This designation indicates that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: Issues carrying this designation are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations carrying the higher designations. However, the obligor's capacity to meet its financial commitments on the obligation is satisfactory.

A-3: Issues carrying this designation exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Issues carrying this designation are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Issues carrying this designation are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: Issues carrying this designation are in payment default. The D rating category is used when payments on an obligation are not made on the due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.






                                     PART C

                      TEMPLETON INSTITUTIONAL FUNDS, INC.
                       FILES NOS. 33-35779 AND 811-06135

                                OTHER INFORMATION


ITEM 23  EXHIBITS

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

     (A) ARTICLES OF INCORPORATION

         (i) Articles of Incorporation/2
        (ii) Articles of Amendment dated January 11, 1993/2
       (iii) Articles Supplementary dated January 11, 1993/2
        (iv) Articles Supplementary dated April 28, 1993/2
         (v) Articles Supplementary dated July 1, 1993/2
        (vi) Articles Supplementary dated September 30, 1993/2
       (vii) Articles Supplementary dated March 1, 1994 /1
      (viii) Articles Supplementary dated January 5, 1995/1
       (ivx) Articles Supplementary dated January 17, 1996/3
         (x) Articles Supplementary dated April 15, 1996/4
        (xi) Articles Supplementary dated December 27, 1996/4
       (xii) Articles Supplementary dated April 10, 1997/4
      (xiii) Articles Supplementary dated February 27, 1998/5
       (xiv) Articles of Amendment dated April 27, 1999/7
        (xv) Articles Supplementary dated April 27, 1999/7
       (xvi) Articles Supplementary dated July 11, 2002/9
      (xvii) Articles of Amendment dated April 24, 2003/9
     (xviii) Articles Supplementary dated December 29, 2003/10
       (ixx) Articles Supplementary to Articles of Incorporation dated January 11, 2005/12
       (xx) Articles Supplementary to Articles of Incorporation dated February 3, 2005/12
      (xxi) Articles Supplementary to Articles of Incorporation dated July 24, 2006/13
     (xxii) Articles Supplementary to Articles of Incorporation dated December 4, 2007

     (B) BY-LAWS

          (i) Amended and Restated By-Laws dated May 13, 2004/13


     (C) INSTRUMENT DEFINING RIGHTS OF SECURITY HOLDERS

          Not Applicable

     (D) INVESTMENT ADVISORY CONTRACTS

           (i) Amended and Restated Investment Management Agreement for Foreign Equity Series/2
          (ii) Amended and Restated Investment Management Agreement for Emerging Markets Series/2
         (iii) Addendum to the Investment Management Agreement for Emerging Markets Series/5
          (iv) Amendment to Investment Management Agreement for Foreign
               Equity Series dated January 1, 2001/9
           (v) Investment Management Agreement for Foreign Smaller
               Companies Series dated May 10, 2002/9
          (vi) Amendment to the Investment Management Agreement for Foreign Equity Series dated May 1, 2004/11
         (vii) Amendment to the Investment Management Agreement for Emerging Markets Series dated May 1, 2004/11
        (viii) Amendment to the Investment Management Agreement for Foreign Smaller Companies Series dated May 1, 2004/11
          (ix) Sub-Advisory Agreement between Templeton Investment Counsel, LLC and Franklin Templeton Investment Managment Limited on behalf of Foreign Smaller Companeis Series/13
           (x) Form of Investment Management Agreement between the Registrant on behalf of Global Equity Series and Templeton Investment Counsel, LLC

     (E) UNDERWRITING CONTRACTS

            (i) Amended and Restated Distribution Agreement dated February 21,
                1997/7
           (ii) Form of Selling Agreements between Registrant, Franklin Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003/10
          (iii) Amendment dated May 15, 2006 to the Form of Selling Agreements between Registrant, Franklin Templeton Distributors, Inc. and Securities Dealers
           (iv) Form of Distribution Agreement between the Registrant and Franklin Templeton Distributors, Inc.


     (F) BONUS OR PROFIT SHARING CONTRACTS

          Not Applicable


     (G) CUSTODY AGREEMENTS

          (i) Amended and Restated Custody Agreement dated February 21, 1997/7
         (ii) Amendment dated March 2, 1998 to the Custody Agreement/6
        (iii) Amendment No. 2 dated July 23, 1998 to the Custody Agreement/6
         (iv) Amendment No. 3 dated May 1, 2001 to the Custody Agreement/8


     (H) OTHER MATERIAL CONTRACTS

          (i) Amended and Restated Transfer Agent Agreement dated December 31, 1996/7
         (ii) Amended and Restated Fund Administration Agreement dated January 1, 2001 on behalf of Foreign Equity Series and Emerging Markets Series/9
        (iii) Fund Administration Agreement dated July 17, 2002 on behalf of Foreign Smaller Companies Series/9
         (iv) Transfer Agent and Shareholder Services Agreement dated January 1, 2003/10
         (v) Amendment to Transfer Agent and Shareholder Services Agreement dated October 16, 2006/13
         (vi) Form of Fund Administration Agreement on behalf of Global Equity Series
        (vii) Form of Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC

     (I) LEGAL OPINION

          (i) Opinion and Consent of Counsel/9


     (J) OTHER OPINION

         N/A


     (K) OMITTED FINANCIAL STATEMENTS

          Not Applicable


     (L) INITIAL CAPITAL AGREEMENTS

          (i) Letter concerning initial capital/2

     (M) RULE 12B-1 PLANS

         Not Applicable

     (N) RULE 18F-3 PLAN

         (i) Multi-Class Plan - Foreign Equity Series -Service Shares/13

     (P) CODE OF ETHICS

          (i) Code of Ethics dated 5/07

     (Q) POWER OF ATTORNEY

          (i) Power of Attorney dated December 4, 2007


-------------------------------------

1. Previously filed with Post-Effective Amendment No. 8 to the Registration Statement on May 1, 1995.

2. Previously filed with Post-Effective Amendment No. 9 to the Registration Statement on April 28, 1996.

3. Previously filed with Post-Effective Amendment No. 10 to the Registration Statement on February 14, 1997.

4. Previously filed with Post-Effective Amendment No. 11 to the Registration Statement on May 1, 1997.

5. Previously filed with Post-Effective Amendment No. 13 to the Registration Statement on April 30, 1998.

6. Previously filed with Post-Effective Amendment No. 14 to the Registration Statement on March 2, 1999.

7. Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on April 27, 2001.

8. Previously filed with Post-Effective Amendment No. 18 to the Registration Statement on April 29, 2002.

9. Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on April 29, 2003.

10. Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on April 29, 2004.

11. Previously filed with Post-Effective Amendment No. 22 to the Registration Statement on February 25, 2005.

12. Previously filed with Post-Effective Amendment No. 24 to the Registration Statement on July 19, 2006.

13. Previously filed with Post-Effective Amendment No. 25 to the Registration Statement on April 27, 2007.




ITEM 24  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         NONE

ITEM 25. INDEMNIFICATION.

     Reference is made to Articles Eight and Eleven of the Registrant's Articles of Incorporation, incorporated by reference hereto Post-Effective Amendment No. 9 filed on April 28, 1996.

     Reference is made to Article Five of the Registrant's Amended and Restated By-Laws, incorporated by reference hereto Post-Effective Amendment No. 20 filed on April 30, 2003.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT

     (a) Templeton Asset Management Ltd.

     The officers and directors of Templeton Asset Managment Ltd. (Asset Management) also serve as officers and/or directors for (1) Asset
     Management's corporate parent,  Franklin  Resources,   Inc.,  and/or
     (2) other investment  companies  in  Franklin Templeton Investments.

     For additional information please see Part B and Schedules A and D of Form ADV of the Asset Management's (SEC File 801-46997), incorporated herein by reference, which sets forth the officers and directors of Asset Management and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

     (b) Templeton Investment Counsel, LLC

     Templeton Investment Counsel, LLC (Investment Counsel) is an indirect, wholly owned subsidiary of Franklin Resoureces, Inc. (Resources). The officers of Investment Counsel also serve as officers for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments.

     For additional information please see Part B and Schedules A and D of Form ADV of Investment Counsel (SEC File 801-15125), incorporated herein by reference, which sets forth the officers of Investment Counsel and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers during the past two years.

     (c) Franklin Templeton Investment Management Limited

     The officers and directors of Franklin Templeton Investment Management Limited (FTIML) also serve as officers and/or directors for (1) FTIML's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments.

     For additional information please see Part B and Schedules A and D of Form ADV of FTIML's (SEC File 801-55170), incorporated herein by reference, which sets forth the officers and directors of FTIML and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.


ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Franklin Templeton Distributors, Inc. ("Distributors") also acts as principal underwriter of shares of:

          Templeton China World Fund
          Templeton Developing Markets Trust
          Templeton Funds, Inc.
          Templeton Global Investment Trust
          Templeton Global Opportunities Trust
          Templeton Global Smaller Companies Fund
          Templeton Growth Fund, Inc.
          Templeton Income Trust

          Franklin California Tax Free Income Fund
          Franklin California Tax Free Trust
          Franklin Capital Growth Fund
          Franklin Custodian Funds, Inc.
          Franklin Federal Money Fund
          Franklin Federal Tax-Free Income Fund
          Franklin Global Trust
          Franklin Gold and Precious Metals Fund
          Franklin High Income Trust
          Franklin Investors Securities Trust
          Franklin Managed Trust
          Franklin Money Fund
          Franklin Municipal Securities Trust
          Franklin Mutual Recovery Fund
          Franklin Mutual Series Fund Inc.
          Franklin New York Tax-Free Income Fund
          Franklin New York Tax-Free Trust
          Franklin Real Estate Securities Trust
          Franklin Strategic Mortgage Portfolio
          Franklin Strategic Series
          Franklin Tax-Free Trust
          Franklin Templeton Fund Allocator Series
          Franklin Templeton Global Trust
          Franklin Templeton International Trust
          Franklin Templeton Money Fund Trust
          Franklin Templeton Variable Insurance Products Trust
          Franklin Value Investors Trust
          Institutional Fiduciary Trust

     (b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

     (c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     Certain accounts, books, and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules thereunder are located at 500 East Broward Blvd., Fort Lauderdale, Florida 33394. Other records are maintained at the offices of Franklin Templeton Investor Services, LLC, 100 Fountain Parkway,
     St. Petersburg, Florida 33716-1205 and 3344 Quality Drive, Rancho Cordova, California 95670-7313

ITEM 29. MANAGEMENT SERVICES

     There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS.

          Not Applicable.



                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Rgistration Statement pursuant to Rule 485(b) under the Securities Act of 1933, thereunto duly authorized, in the City of San Mateo and State of California on the 14th day of December 2007.


                                       TEMPLETON INSTITUTIONAL FUNDS, INC.

                                       By:/s/DAVID P. GOSS
                                          --------------------------------
                                          David P. Goss, Vice President



     Pursuant to the requirements of the Securities Act of 1933 this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


       SIGNATURE                        TITLE                  DATE
-------------------------------------------------------------------------------

GARY P. MOTYL*
-------------------------            Chief Executive        December 14, 2007
Gary P. Motyl                        Officer - Investment
                                     Management


JIMMY D. GAMBILL*
-------------------------            Chief Executive        December 14, 2007
Jimmy D. Gambill                     Officer - Finance
                                     and Administration

GALEN G. VETTER*
-------------------------            Chief Financial        December 14, 2007
Galen G. Vetter                      Officer


HARRIS J. ASHTON*
-------------------------
Harris J. Ashton                     Director              December 14, 2007


FRANK J. CROTHERS*
-------------------------
Frank J. Crothers                    Director               December 14, 2007


EDITH E. HOLIDAY*
-------------------------
Edith E. Holiday                     Director               December 14, 2007


CHARLES B. JOHNSON*
-------------------------
Charles B. Johnson                   Director               December 14, 2007


GREGORY E. JOHNSON*
-------------------------
Gregory E. Johnson                   Director               December 14, 2007


DAVID W. NIEMIEC*
-------------------------
David W. Niemiec                     Director               December 14, 2007


FRANK A. OLSON*
-------------------------
Frank A. Olson                       Director               December 14, 2007


LARRY D. THOMPSON*
-------------------------
Larry D. Thompson                    Director               December 14, 2007


CONSTANTINE D. TSERETOPOULOS*
--------------------------------
Constantine D. Tseretopoulos         Director               December 14, 2007


ROBERT E. WADE*
--------------------------------
Robert E. Wade                       Director               December 14, 2007



*By: /s/DAVID P. GOSS
     ------------------
     David P. Goss
     Attorney-in-Fact
     (Pursuant to Power of Attorney
       filed herewith)




                       TEMPLETON INSTITUTIONAL FUNDS, INC.
                             REGISTRATION STATEMENT
                                  EXHIBIT INDEX


EXHIBIT NO.                        DESCRIPTION                                LOCATION
EX-99(a)(i)         Articles of Incorporation                                      *

EX-99(a)(ii)        Articles of Amendment dated January 11, 1993                   *

EX-99(a)(iii)       Articles Supplementary dated January 11, 1993                  *

EX-99(a)(iv)        Articles Supplementary dated April 28, 1993                    *

EX-99(a)(v)         Articles Supplementary dated July 1, 1993                      *

EX-99(a)(vi)        Articles Supplementary dated September 30, 1993                *

EX-99(a)(vii)       Articles Supplementary dated March 1, 1994                     *

EX-99(a)(vii)       Articles Supplementary dated January 5, 1995                   *

EX-99(a)(ivx)       Articles Supplementary dated January 17, 1996                  *

EX-99(a)(x)         Articles Supplementary dated April 15, 1996                    *

EX-99(a)(xi)        Articles Supplementary dated December 27, 1996                 *

EX-99(a)(xii)       Articles Supplementary dated April 10, 1997                    *

EX-99(a)(xiii)      Articles Supplementary dated February 27, 1998                 *

EX-99(a)(xiv)       Articles of Amendment dated April 27, 1999                     *

EX-99(a)(xv)        Articles Supplementary dated April 27, 1999                    *

EX-99(a)(xvi)       Articles Supplementary dated July 11, 2002                     *

EX-99(a)(xvii)      Articles of Amendment dated April 24, 2003                     *

EX-99(a)(xviii)     Articles Supplementary dated December 29, 2003                 *

EX-99(a)(ixx)       Articles Supplementary to Articles of Incorporation            *
                    dated January 11, 2005

EX-99(a)(xx)        Articles Supplementary to Articles of Incorporation            *
                    dated February 3, 2005

EX-99(a)(xxi)       Articles Supplementary to Articles of Incorportion             *
                    dated July 24, 2006

EX-99(a)(xxii)      Articles Supplementary to Articles of Incorportion             Attached
                    dated December 4, 2007

EX-99(b)(i)         Amended and Restated By-Laws dated May 13, 2004                Attached

EX-99(d)(i)         Amended and Restated Investment Management Agreement           *
                    for Foreign Equity Series

EX-99(d)(ii)        Amended and Restated Investment Management Agreement           *
                    for Emerging Markets Series

EX-99(d)(iii)       Addendum to the Investment Management Agreement for            *
                    Emerging Markets Series

EX-99(d)(iv)        Amendment to Investment Management Agreement for Foreign       *
                    Equity Series dated January 1, 2001

EX-99(d)(v)         Investment Management Agreement for Foreign Smaller            *
                    Companies Series dated May 10, 2002

EX-99(d)(vi)        Amendment to the Investment Management Agreement for           *
                    Foreign Equity Series dated May 1, 2004

EX-99(d)(vii)       Amendment to the Investment Management Agreement for           *
                    Emerging Markets Series dated May 1, 2004

EX-99(d)(viii)      Amendment to the Investment Management Agreement for           *
                    Foreign Smaller Companies Series dated May 1, 2004

EX-99(d)(ix)        Sub-Advisory Agreement between Templeton Investment            *
                    Counsel, LLC and Franklin Templeton Investment Management
                    Limited on behalf of Foreign Smaller Companies Series
                    dated November 16, 2005

EX-99(d)(x)         Form of Investment Management Agreement between the            Attached
                    Registrant on behalf of Global Equity Series and Templeton
                    Investment Counsel, LLC

EX-99(e)(i)         Amended and Restated Distribution Agreement dated              *
                    February 21, 1997

EX-99(e)(ii)        Form of Sellings Agreements between Registrant, Franklin       *
                    Templeton Distributors, Inc. and Securities Dealers dated
                    November 1, 2003

EX-99(e)(iii)       Amendment dated May 15, 2006 to the Form of Sellings           Attached
                    Agreements between Registrant, Franklin Templeton
                    Distributors, Inc. and Securities Dealers

EX-99(e)(iv)        Form of Distribution Agreement between Registrant and          Attached
                    Franklin Templeton Distributors, Inc.

EX-99(g)(i)         Amended and Restated Custody Agreement dated February          *
                    21, 1997

EX-99(g)(ii)        Amendment dated March 2, 1998 to the Custody Agreement         *

EX-99(g)(iii)       Amendment No. 2 dated July 23, 1998 to the Custody             *
                    Agreement

EX-99(g)(v)         Amendment No. 3 dated May 1, 2001 to the Custody               *
                    Agreement

EX-99(h)(i)         Amended and Restated Fund Administration Agreement             *
                    dated December 31, 1996

EX-99(h)(ii)        Amendment to Fund Administration Agreement for Foreign         *
                    Equity Series and Emerging Markets Series dated January 1,
                    2001

EX-99(h)(iii)       Fund Administration Agreement dated July 17, 2002 for          *
                    Foreign Smaller Companies Series

EX-99(h)(iv)        Transfer Agent and Shareholder Services Agreement dated        *
                    January 1, 2003

EX-99(h)(v)         Amendment to Transfer Agent and Shareholder Services           *
                    Agreement dated October 16, 2006

EX-99(h)(vi)        Form of Fund Administration Agreement on behalf of Global      Attached
                    Equity Series

EX-99(h)(vii)       Form of Transfer Agent and Shareholder Services Agreement      Attached
                    between the Registrant and Franklin Templeton Investor
                    Services LLC

EX-99(i)(i)         Opinion and Consent of Counsel                                 *

EX-99(l)(i)         Letter Concerning Initial Capital                              *

EX-99(n)(i)         Multiple Class Plan - Foreign Equity Series -                  *
                    Service Shares

EX-99(p)(i)         Code of Ethics dated 05/07                                     Attached

EX-99(q)(i)         Power of Attorney dated December 4, 2007                       Attached

 * Incorporated by reference.